Nuveen Quality Municipal Income Fund
Portfolio of Investments January 31, 2023
(Unaudited)
NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 162.2%   (100.0% of Total Investments)
X
5,069,734,108 MUNICIPAL BONDS - 162.2% (100.0% of Total Investments)
X 5,069,734,108
Alabama - 0.9% (0.5% of Total Investments)
$ 5,000 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016C, 5.000%, 11/15/46
5/26 at 100.00 Aa2   $ 5,146,250
Alabama State Port Authority, Docks Facilities Revenue
Bonds, Refunding Series 2017A:
5,000 5.000%, 10/01/33 - AGM Insured, (AMT) 10/27 at 100.00 BBB+   5,318,800
5,455 5.000%, 10/01/34 - AGM Insured, (AMT) 10/27 at 100.00 BBB+   5,764,353
5,550 5.000%, 10/01/35 - AGM Insured, (AMT) 10/27 at 100.00 BBB+   5,825,669
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.500%, 1/01/53,
(Mandatory Put 12/01/29) (WI/DD, Settling 11/01/22)
9/29 at 100.10 A1   1,089,230
4,165 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R   3,723,343
26,170 Total Alabama 26,867,645
Alaska - 0.3% (0.2% of Total Investments)
Alaska Industrial Development and Export Authority,
Power Revenue Bonds, Snettisham Hydroelectric Project,
Refunding Series 2015:
1,580 5.000%, 1/01/24, (AMT) No Opt. Call Baa2   1,602,326
3,400 5.000%, 1/01/25, (AMT) No Opt. Call Baa2   3,506,658
1,000 5.000%, 1/01/28, (AMT) 7/25 at 100.00 Baa2   1,036,200
1,075 5.000%, 1/01/29, (AMT) 7/25 at 100.00 Baa2   1,113,270
300 5.000%, 1/01/31, (AMT) 7/25 at 100.00 Baa2   310,365
395 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%,
6/01/50
6/31 at 100.00 BBB+   360,615
7,750 Total Alaska 7,929,434
Arizona - 2.8% (1.7% of Total Investments)
3,815 Arizona Board of Regents, University of Arizona, Speed Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Refunding
Series 2020A, 4.000%, 8/01/44
8/30 at 100.00 A+   3,821,943
2,500 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39
12/24 at 100.00 A2   2,552,500
1,000 Arizona Industrial Development Authority Education Revenue Bonds,
Academies of Math & Science Projects, Series 2023, 5.375%, 7/01/53
7/31 at 100.00 N/R   996,230
2,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/48
1/28 at 100.00 AA-   2,043,740
11,795 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36
1/27 at 100.00 AA-   11,957,181
4,665 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A+   4,853,279
15,935 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Senior Lien Series 2017A, 5.000%, 7/01/42, (AMT)
7/27 at 100.00 A+   16,577,181
6,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Senior Lien Series 2018, 5.000%, 7/01/48, (AMT)
7/28 at 100.00 A+   6,236,520

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 7,000 Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B, 5.500%, 7/01/39 - FGIC Insured
No Opt. Call AA   $ 8,849,260
1,000 Pinal County Electrical District 4, Arizona, Electric System Revenue
Bonds, Refunding  Series 2015, 4.000%, 12/01/38 - AGM Insured
12/25 at 100.00 AA   1,013,230
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
500 5.500%, 12/01/29 No Opt. Call BBB+   551,440
24,765 5.000%, 12/01/37 No Opt. Call BBB+   26,269,474
1,100 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/34 -
BAM Insured
6/24 at 100.00 A2   1,130,448
82,075 Total Arizona 86,852,426
Arkansas - 0.3% (0.2% of Total Investments)
5,020 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB-   5,022,811
4,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 BB-   3,625,640
2,055 Arkansas State University, Student Fee Revenue Bonds, Jonesboro
Campus, Series 2013, 4.875%, 12/01/43
12/23 at 100.00 A1   2,062,234
11,075 Total Arkansas 10,710,685
California - 12.2% (7.5% of Total Investments)
2,665 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C, 5.000%, 10/01/52
- AGM Insured
10/32 at 100.00 N/R   2,943,919
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
2,945 0.000%, 9/01/27 - AGM Insured No Opt. Call A2   2,591,895
7,150 0.010%, 9/01/28 - AGM Insured No Opt. Call A1   6,091,943
2,455 0.000%, 9/01/32 - AGM Insured No Opt. Call A2   1,797,207
95 0.000%, 9/01/35 - AGM Insured No Opt. Call AA   60,137
105 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA  (4) 71,824
Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2013S-4:
10,000 5.000%, 4/01/38, (Pre-refunded 4/01/23) 4/23 at 100.00 A1  (4) 10,044,900
3,500 5.250%, 4/01/53, (Pre-refunded 4/01/23) 4/23 at 100.00 A1  (4) 3,517,115
1,055 Brisbane School District, San Mateo County, California, General
Obligation Bonds, Election 2003 Series 2005, 0.000%, 7/01/35 - AGM
Insured
No Opt. Call A2   667,984
Byron Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2007B:
235 0.000%, 8/01/32 - SYNCORA GTY Insured, (ETM) No Opt. Call N/R  (4) 186,376
60 0.000%, 8/01/32, (ETM) No Opt. Call A2  (4) 47,141
1,405 0.000%, 8/01/32 - SYNCORA GTY Insured No Opt. Call A+   1,031,228
Calexico Unified School District, Imperial County,
California, General Obligation Bonds, Series 2005B:
3,685 0.000%, 8/01/31 - FGIC Insured No Opt. Call A   2,811,471
4,505 0.000%, 8/01/33 - FGIC Insured No Opt. Call A   3,173,637
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
2,855 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R  (4) 3,170,249

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 10,000 5.000%, 11/15/46 11/26 at 100.00 A   $ 10,333,800
16,665 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 A   17,296,604
2,275 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42
11/27 at 100.00 A   2,264,353
710 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/37, (Pre-refunded
7/01/23)
7/23 at 100.00 A+  (4) 717,569
5,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 BBB-   5,108,200
3,250 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/47
2/27 at 100.00 A-   3,376,750
815 California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Series 2013I, 5.000%, 11/01/38
11/23 at 100.00 A+   828,985
500 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 BB   502,035
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2016A:
6,000 5.000%, 12/01/46, 144A 6/26 at 100.00 BB   5,854,020
8,550 5.250%, 12/01/56, 144A 6/26 at 100.00 BB   8,567,613
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
43 5.750%, 7/01/30 (5),(6) 1/22 at 100.00 N/R   43,264
119 5.500%, 7/01/39 (5),(6) 1/22 at 100.00 N/R   118,485
4,890 Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2006B, 0.000%, 8/01/26 - NPFG Insured
No Opt. Call Baa2   4,478,751
1,000 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Series 2005A, 0.000%, 8/01/30 - FGIC
Insured
No Opt. Call A-   791,990
4,000 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Series 2014C, 5.000%,
6/01/44
6/24 at 100.00 AA+   4,097,000
3,010 El Camino Community College District, California, General Obligation
Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/25
No Opt. Call AA+   2,841,350
3,500 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34
- AGM Insured
No Opt. Call BBB+   2,448,390
Foothill/Eastern Transportation Corridor Agency,
California, Toll Road Revenue Bonds, Refunding Series
2013A:
1,480 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (4) 1,528,056
6,480 6.000%, 1/15/49, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (4) 6,703,754
9,930 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 A+  (4) 10,568,499
Golden State Tobacco Securitization Corporation,
California, Enhanced Tobacco Settlement Asset-Backed
Revenue Bonds, Series 2005A:
1,455 0.000%, 6/01/24 - AMBAC Insured, (ETM) No Opt. Call A+  (4) 1,409,124
3,500 0.000%, 6/01/26 - AGM Insured, (ETM) No Opt. Call Aa3  (4) 3,243,695

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 59,280 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R   $ 7,494,770
1,260 Huntington Beach Union High School District, Orange County,
California, Certificates of Participation, Capital Project, Series 2007,
0.000%, 9/01/35 - AGM Insured
No Opt. Call A1   827,744
5,240 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2005, 0.000%, 8/01/30 -
AGM Insured
No Opt. Call AA   4,271,386
2,500 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 -
FGIC Insured
No Opt. Call AA-   1,894,200
5,000 Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%,
11/01/24 - AGM Insured
No Opt. Call AA   4,786,250
1,045 Lake Tahoe Unified School District, El Dorado County, California,
General Obligation Bonds, Series 2001B, 0.000%, 8/01/31 - NPFG
Insured
No Opt. Call A-   791,305
9,140 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/41, (AMT)
5/25 at 100.00 AA   9,379,925
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2021D:
12,835 5.000%, 5/15/46, (AMT) 11/31 at 100.00 AA-   13,700,336
40 5.000%, 5/15/46, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 N/R  (4) 46,437
2,665 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014B, 5.000%, 7/01/43
1/24 at 100.00 AA-   2,709,399
6,215 Martinez Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2011, 5.875%, 8/01/31, (Pre-
refunded 8/01/24)
8/24 at 100.00 Aa3  (4) 6,545,949
5,955 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43 (7)
8/35 at 100.00 AA   5,550,358
2,700 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009A, 7.000%, 11/01/34
No Opt. Call BBB+   3,489,669
2,200 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call BBB+   2,764,850
5,875 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Refunding
Series 1995, 7.400%, 8/01/25 - NPFG Insured
No Opt. Call Baa2   6,170,748
4,930 Patterson Joint Unified School District, Stanislaus County, California,
General Obligation Bonds, 2008 Election Series 2009B, 0.000%,
8/01/42 - AGM Insured
No Opt. Call A2   2,155,790
13,145 Perris, California, GNMA Mortgage-Backed Securities Program Single
Family Mortgage Revenue Bonds, Series 1988B, 8.200%, 9/01/23,
(ETM)
No Opt. Call AA+  (4) 13,547,106
6,000 Placentia-Yorba Linda Unified School District, Orange County, California,
Certificates of Participation, Series 2006, 0.000%, 10/01/34 - FGIC
Insured, (ETM)
No Opt. Call A1  (4) 4,401,060
995 Pomona, California, GNMA/FNMA Collateralized Securities Program
Single Family Mortgage Revenue Bonds, Series 1990A, 7.600%,
5/01/23, (ETM)
No Opt. Call AA+  (4) 1,007,368

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,000 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Series 2011A, 0.000%, 8/01/41
No Opt. Call AA-   $ 956,540
5,000 Rialto Unified School District, San Bernardino County, California,
General Obligation Bonds, 2010 Election Series 2011A, 0.000%,
8/01/41 - AGM Insured (7)
8/36 at 100.00 Aa3   5,725,300
5,000 Riverside County Asset Leasing Corporation, California, Leasehold
Revenue Bonds, Riverside County Hospital Project, Series 1997,
0.000%, 6/01/25 - NPFG Insured
No Opt. Call A1   4,686,950
4,615 Riverside County Redevelopment Agency, California, Tax Allocation
Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/38
No Opt. Call A   2,461,272
625 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1,
4.000%, 6/01/46
6/31 at 100.00 BBB+   612,113
330 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, Series 2013A, 5.750%, 6/01/48, (Pre-refunded
6/01/23)
6/23 at 100.00 A  (4) 333,722
10,990 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 N/R   11,656,653
4,945 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%,
5/01/41, (AMT)
5/26 at 100.00 A+   5,111,004
10,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%,
5/01/42, (AMT)
5/27 at 100.00 A+   10,404,600
22,460 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%,
5/01/49, (AMT)
5/29 at 100.00 A+   23,395,234
11,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%,
5/01/45, (AMT)
5/29 at 100.00 A+   11,534,600
2,000 San Francisco City and County Redevelopment Agency Successor
Agency, California, Special Tax Bonds, Community Facilities District  6
Mission Bay South Public Improvements, Series 2013C, 0.000%,
8/01/43
3/23 at 30.34 N/R   605,460
2,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 BBB   2,038,920
San Joaquin Hills Transportation Corridor Agency,
Orange County, California, Toll Road Revenue Bonds,
Refunding Senior Lien Series 2014A:
15,350 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 16,183,966
25,840 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 27,243,887
10,000 San Jose, California, Airport Revenue Bonds, Refunding Series 2017A,
5.000%, 3/01/47, (AMT)
3/27 at 100.00 A   10,309,600
14,985 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/40 -
AGM Insured
No Opt. Call AA   7,136,307
6,660 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/43
8/25 at 38.93 A3   2,328,802
2,460 Santee School District, San Diego County, California, General Obligation
Bonds, Capital Appreciation, Election 2006, Series 2008D, 0.000%,
8/01/33 - AGC Insured
No Opt. Call AA   1,778,334

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,000 Solano Community College District, Solano and Yolo Counties,
California, General Obligation Bonds, Election 2012 Series 2013A,
5.000%, 8/01/43, (Pre-refunded 8/01/23)
8/23 at 100.00 AA  (4) $ 5,066,750
1,145 Southern Kern Unified School District, Kern County, California, General
Obligation Bonds, Series 2006C, 0.000%, 11/01/30 - AGM Insured
No Opt. Call A2   910,035
1,175 Southern Kern Unified School District, Kern County, California, General
Obligation Bonds, Series 2010B, 0.000%, 11/01/35 - AGM Insured
No Opt. Call A2   741,883
2,410 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.010%, 8/01/26 - FGIC
Insured
No Opt. Call A+   2,193,654
3,750 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2011B, 0.000%, 8/01/36 - AGM Insured (7)
8/31 at 100.00 AA   3,966,037
452,647 Total California 380,245,586
Colorado - 12.7% (7.8% of Total Investments)
4,350 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R   3,363,594
3,000 Anthem West Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 A1   3,187,320
2,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series 2022,
4.000%, 12/01/48
12/32 at 100.00 AA+   2,001,840
4,195 Boulder Larimer & Weld Counties School District RE-1J Saint Vrain
Valley, Colorado, General Obligation Bonds, Series 2016C, 4.000%,
12/15/34
12/26 at 100.00 AA+   4,387,257
5,095 Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water
System Project, Series 2022, 5.000%, 6/01/52
6/32 at 100.00 AA   5,676,645
4,000 Centennial Water and Sanitation District, Douglas County, Colorado,
Water and Wastewater Revenue Bonds, Series 2019, 5.000%,
12/01/43
12/28 at 100.00 AA+   4,397,080
1,775 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29,
144A
3/23 at 103.00 N/R   1,777,503
1,500 Cherokee Metropolitan District, Colorado, Water and Wastewater
Revenue Bonds, Series 2020, 4.000%, 8/01/50 - BAM Insured
8/30 at 100.00 AA   1,478,715
2,945 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second
Campus Project, Series 2013, 7.350%, 8/01/43
8/23 at 100.00 BB+   2,987,968
1,715 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016,
3.625%, 8/01/46
8/26 at 100.00 A+   1,476,701
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A,
5.000%, 1/15/44
1/24 at 100.00 A+   504,800
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Peak-to-Peak Charter School, Refunding Series 2014,
5.000%, 8/15/30
8/24 at 100.00 A+   1,030,220
3,915 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Weld County School District 6 - Frontier Academy,
Refunding & Improvement Series 2016, 3.250%, 6/01/46
6/26 at 100.00 A+   3,248,001
545 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University Corporation for Atmospheric Research Project, Refunding
Series 2017, 3.625%, 9/01/31
9/27 at 100.00 A2   559,121

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, University of Denver, Series 2017A:
$ 1,200 4.000%, 3/01/36 3/27 at 100.00 A1   $ 1,226,076
1,600 4.000%, 3/01/37 3/27 at 100.00 A1   1,629,696
5,460 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43
11/29 at 100.00 AA   5,351,237
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, AdventHealth Obligated Group, Series 2021A:
17,905 4.000%, 11/15/46 11/31 at 100.00 AA   17,346,722
11,090 4.000%, 11/15/50 11/31 at 100.00 AA   10,556,127
4,600 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016,
5.000%, 1/01/37
1/24 at 102.00 N/R   4,230,988
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
4,000 5.000%, 8/01/44 8/29 at 100.00 Baa1   4,166,400
15,395 4.000%, 8/01/49 8/29 at 100.00 Baa1   14,498,549
2,725 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.500%, 11/01/47
11/32 at 100.00 Baa1   2,956,734
270 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R  (4) 272,600
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Evangelical Lutheran Good Samaritan Society
Project, Series 2013A:
2,670 5.000%, 6/01/28, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R  (4) 2,834,152
6,425 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R  (4) 6,820,009
1,390 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 BBB-   1,322,168
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/52
5/32 at 100.00 AA+   5,379,850
3,785 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 Baa1   3,283,828
5,535 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 5.000%, 11/01/44
11/29 at 100.00 A+   5,759,389
3,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/37
1/30 at 100.00 AA+   3,417,744
1,100 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 BBB   1,085,788
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Refunding Series 2017C:
1,660 5.000%, 3/01/43 3/28 at 100.00 AA   1,797,946
1,115 5.000%, 3/01/43, (Pre-refunded 3/01/28) 3/28 at 100.00 N/R  (4) 1,269,271
2,360 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 AA   2,368,897
3,420 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R, 4.000%, 3/15/45
3/30 at 100.00 AA-   3,417,059
4,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/41
3/31 at 100.00 AA-   4,044,200

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2014, 5.000%, 8/01/44, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 A1  (4) $ 3,113,670
7,250 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2016, 5.000%, 8/01/46, (Pre-refunded 8/01/26)
8/26 at 100.00 A1  (4) 7,921,132
3,400 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022B, 5.250%, 11/15/53
11/32 at 100.00 AA-   3,823,436
Denver City and County, Colorado, Airport System
Revenue Bonds, Series 2022D:
2,790 5.750%, 11/15/45, (AMT) 11/32 at 100.00 AA-   3,226,356
5,000 5.000%, 11/15/53, (AMT) 11/32 at 100.00 AA-   5,301,750
1,100 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013A, 5.250%, 11/15/43, (AMT)
11/23 at 100.00 A   1,110,604
4,515 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A+   4,567,374
Denver City and County, Colorado, Airport System
Revenue Bonds, Subordinate Lien Series 2018A:
11,000 5.000%, 12/01/43, (AMT) 12/28 at 100.00 A+   11,546,810
10,990 5.000%, 12/01/48, (AMT) 12/28 at 100.00 A   11,406,521
9,040 5.250%, 12/01/48, (AMT) 12/28 at 100.00 N/R   9,555,461
1,820 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Refunding & Improvement Series 2016A, 4.000%, 8/01/46
8/26 at 100.00 AA-   1,823,658
11,000 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Series 2021A, 4.000%, 8/01/51
8/31 at 100.00 AA-   10,857,440
2,005 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B   2,011,075
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
2,955 5.000%, 12/01/28 12/26 at 100.00 BBB-   3,100,741
2,000 5.000%, 12/01/29 12/26 at 100.00 BBB-   2,093,700
2,400 5.000%, 12/01/36 12/26 at 100.00 BBB-   2,440,104
1,605 5.000%, 12/01/40 12/26 at 100.00 BBB-   1,617,294
E-470 Public Highway Authority, Colorado, Senior
Revenue Bonds, Capital Appreciation Series 2010A:
385 0.000%, 9/01/35 No Opt. Call A   245,114
150 0.000%, 9/01/37 No Opt. Call A   85,653
75 0.000%, 9/01/38 No Opt. Call A   40,735
20 0.000%, 9/01/39 No Opt. Call A   10,290
110 0.000%, 9/01/41 No Opt. Call A   50,837
E-470 Public Highway Authority, Colorado, Senior
Revenue Bonds, Series 1997B:
1,520 0.000%, 9/01/23 - NPFG Insured No Opt. Call A   1,494,951
18,380 0.000%, 9/01/25 - NPFG Insured No Opt. Call A   17,114,353
E-470 Public Highway Authority, Colorado, Senior
Revenue Bonds, Series 2000B:
1,045 0.000%, 9/01/29 - NPFG Insured No Opt. Call A   863,442
2,175 0.010%, 9/01/30 - NPFG Insured No Opt. Call A   1,737,847
25,050 0.000%, 9/01/31 - NPFG Insured No Opt. Call A   19,325,574
23,305 0.000%, 9/01/32 - NPFG Insured No Opt. Call A   17,308,390
100 0.000%, 9/01/33 - NPFG Insured No Opt. Call A   71,246
12,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2006A, 0.010%, 9/01/38 - NPFG Insured
9/26 at 54.77 A   5,971,250

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
E-470 Public Highway Authority, Colorado, Toll Revenue
Bonds, Series 2004A:
$ 385 0.000%, 9/01/28 - NPFG Insured No Opt. Call A   $ 328,636
60,000 0.000%, 3/01/36 - NPFG Insured No Opt. Call A   37,473,600
8,000 Ebert Metropolitan District, Denver Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 -
BAM Insured
12/28 at 100.00 A1   8,634,720
3,550 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 N/R   3,609,143
2,000 Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020,
4.000%, 12/01/45 - BAM Insured
12/30 at 100.00 AA   2,013,920
Flying Horse Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2020A:
350 4.000%, 12/01/44 - AGM Insured 12/30 at 100.00 A2   350,627
3,935 4.000%, 12/01/50 - AGM Insured 12/30 at 100.00 A2   3,881,405
2,545 Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B, 6.000%,
12/01/52
9/27 at 103.00 N/R   2,530,748
3,305 Goldsmith Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2021, 4.000%, 12/01/51 - AGM Insured
12/31 at 100.00 N/R   3,237,512
1,860 Metropolitan State University of Denver, Colorado, Institutional
Enterprise Revenue Bonds, Aerospace and Engineering Sciences
Building Project, Series 2016, 4.000%, 12/01/40, (Pre-refunded
12/01/25)
12/25 at 100.00 Aa2  (4) 1,945,448
1,500 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Senior Series 2021A, 4.000%, 12/01/51 - AGM Insured
12/31 at 100.00 N/R   1,452,150
Northern Colorado Water Conservancy District Building
Corporation, Certificates of Participation, Refunding
Series 2021:
9,520 4.000%, 7/01/46 7/31 at 100.00 AA+   9,609,012
3,250 4.000%, 7/01/51 7/31 at 100.00 AA+   3,231,670
Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016:
1,565 5.000%, 12/01/36 12/26 at 100.00 Baa3   1,616,708
2,100 5.000%, 12/01/46 12/26 at 100.00 Baa3   2,137,296
8,000 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45
12/25 at 100.00 A   8,254,320
2,235 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/38 - AGM
Insured
12/29 at 100.00 A   2,290,674
500 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/51, 144A
3/26 at 103.00 N/R   444,285
700 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call A-   868,112
750 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Series 2016B, 5.000%, 12/01/36 - AGM Insured
12/26 at 100.00 AA   810,142

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Traditions Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2016:
$ 1,050 5.000%, 12/01/32 - BAM Insured 12/26 at 100.00 A3   $ 1,141,770
1,000 4.125%, 12/01/37 - BAM Insured 12/26 at 100.00 A3   1,025,640
500 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/41
3/26 at 103.00 N/R   456,095
2,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld County,
Colorado, General Obligation Refunding Bonds, Series 2016A,
4.000%, 12/01/36 - BAM Insured
12/26 at 100.00 A2   2,068,120
6,225 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R   5,962,990
436,050 Total Colorado 396,323,746
Connecticut - 1.2% (0.7% of Total Investments)
2,135 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 A   2,029,318
850 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/45, 144A
1/26 at 102.00 BB+   821,406
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2018A:
14,775 5.000%, 1/01/34 1/28 at 100.00 AA-   16,487,422
6,410 5.000%, 1/01/37 1/28 at 100.00 AA-   7,002,028
6,000 5.000%, 1/01/38 1/28 at 100.00 AA-   6,525,300
4,000 University of Connecticut, General Obligation Bonds, Series 2020A,
5.000%, 2/15/39
2/30 at 100.00 A+   4,453,480
34,170 Total Connecticut 37,318,954
Delaware - 0.3% (0.2% of Total Investments)
800 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 BBB   817,872
7,255 Delaware Transportation Authority, Revenue Bonds, US 301 Project,
Series 2015, 5.000%, 6/01/55
6/25 at 100.00 AA-   7,421,792
2,300 Puerto Rico, Highway and Transportation Authority, General Revenue
Bonds, Series 2022, 5.500%, 7/01/30
2/23 at 100.00 N/R   2,377,556
10,355 Total Delaware 10,617,220
District of Columbia - 2.9% (1.8% of Total Investments)
510 District of Columbia Housing Finance Agency, GNMA Collateralized
Single Family Mortgage Revenue Bonds, Series 1988E-4, 6.375%,
6/01/26, (AMT)
3/23 at 100.00 AA+   511,377
775 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call BBB   797,490
34,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
3/23 at 23.86 N/R   8,069,560
5,265 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Series 1998, 5.500%, 10/01/23 - AGM Insured, (UB)
4/09 at 160.00 Aa1   5,374,407
Metropolitan Washington Airports Authority, Virginia,
District of Columbia, Dulles Toll Road Revenue Bonds,
Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B:
2,000 4.000%, 10/01/44 10/29 at 100.00 Baa2   1,954,440
4,750 5.000%, 10/01/47 10/29 at 100.00 Baa2   5,006,453
6,000 4.000%, 10/01/49 10/29 at 100.00 Baa2   5,712,780
1,810 4.000%, 10/01/53 - AGM Insured 10/29 at 100.00 A1   1,760,967

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
$ 2,000 Metropolitan Washington Airports Authority, Virginia, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B, 0.000%,
10/01/36 - AGC Insured
No Opt. Call A2   $ 1,195,240
5,000 Metropolitan Washington Airports Authority, Virginia, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, 6.500%,
10/01/41, (Pre-refunded 10/01/26) - AGC Insured
10/26 at 100.00 A2  (4) 5,739,250
4,500 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2013A, 5.000%, 10/01/30, (AMT)
10/23 at 100.00 A+   4,552,515
15,800 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/43, (AMT)
10/28 at 100.00 N/R   16,606,274
5,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/49, (AMT)
10/29 at 100.00 AA-   5,232,100
21,495 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, 5.000%, 10/01/46, (AMT)
10/31 at 100.00 A+   22,879,063
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Refunding Crossover Series 2017A-2, 5.000%,
7/01/33
7/27 at 100.00 AA-   1,092,880
1,500 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2017B, 5.000%, 7/01/29
7/27 at 100.00 AA-   1,654,575
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/38
7/27 at 100.00 AA-   1,069,420
112,405 Total District of Columbia 89,208,791
Florida - 8.7% (5.4% of Total Investments)
1,480 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds,
Fleet Landing Project, Series 2013A, 5.000%, 11/15/37
11/23 at 100.00 BBB   1,480,104
Bay County, Florida, Educational Facilities Revenue
Refunding Bonds, Bay Haven Charter Academy, Inc.
Project, Series 2013A:
450 5.000%, 9/01/45 9/23 at 100.00 BBB   452,336
2,260 5.000%, 9/01/48 9/23 at 100.00 BBB   2,270,848
175 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/40, 144A
9/27 at 100.00 N/R   156,464
18,500 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   16,742,500
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
12,000 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 3/23 at 102.00 N/R   11,088,960
15,985 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 3/23 at 102.00 N/R   14,541,874
12,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
3/23 at 102.00 N/R   12,480,625
31,985 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%,
10/01/42, (AMT)
10/27 at 100.00 A+   33,326,131
6,020 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44,
(Pre-refunded 10/01/24), (AMT)
10/24 at 100.00 A  (4) 6,229,195

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 5,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/43, (AMT)
10/28 at 100.00 A+   $ 5,244,800
2,290 Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Subordinate Lien Series 2015B, 5.000%,
10/01/40, (Pre-refunded 10/01/24)
10/24 at 100.00 A+  (4) 2,390,508
10,305 Hillsborough County Aviation Authority, Florida, Tampa International
Airport Customer Facility Charge Revenue Bonds, Series 2015A,
5.000%, 10/01/44
10/24 at 100.00 BBB+   10,473,590
10,000 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa
General Hospital, Series 2020A, 4.000%, 8/01/55
2/31 at 100.00 Baa1   9,183,500
5,000 Hillsborough County Port District, Florida, Revenue Bonds, Tampa Port
Authority Project, Series 2018B, 5.000%, 6/01/46, (AMT)
6/28 at 100.00 A   5,160,400
5,075 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/35, (Pre-refunded 11/15/24)
11/24 at 100.00 A2  (4) 5,309,871
9,820 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%,
2/01/44 - AGM Insured
2/24 at 100.00 A1   9,881,670
2,000 Miami Health Facilities Authority, Florida, Health Facilities Revenue
Bonds, Miami Jewish Health System Inc. Project, Series 2017, 5.125%,
7/01/46
7/27 at 100.00 BB+   1,694,940
2,930 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2012A, 5.000%, 4/01/42
4/23 at 100.00 A-   2,936,446
8,070 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45
4/25 at 100.00 A-   8,262,389
12,545 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 A-   13,112,787
1,500 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%,
8/01/42
8/27 at 100.00 A   1,564,050
5,000 Miami-Dade County School District, Florida, General Obligation Bonds,
Series 2022, 5.000%, 3/15/52 - BAM Insured
3/32 at 100.00 N/R   5,588,800
1,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
International Airport, Refunding Series 2014B, 5.000%, 10/01/37
10/24 at 100.00 A   1,030,280
5,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/35, (AMT)
10/24 at 100.00 A-   5,109,700
5,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/38, (AMT)
10/25 at 100.00 A-   5,120,250
10,760 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2017B, 5.000%, 10/01/40, (AMT)
10/27 at 100.00 A   11,228,490
1,005 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB)
10/32 at 100.00 A3   1,074,767
6,035 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2019B, 4.000%, 10/01/49
10/29 at 100.00 A+   5,885,030
3,500 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 4.000%, 10/01/46
4/31 at 100.00 N/R   3,461,395
7,000 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 A2   6,603,380
2,500 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2023, 5.000%,
10/01/53
4/33 at 100.00 A2   2,689,800

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,360 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49
10/29 at 100.00 BBB-   $ 2,409,418
2,255 Palm Beach County Health Facilities Authority, Florida, Retirement
Communities Revenue Bonds, ACTS Retirement - Life Communities,
Inc Obligated Group, Series 2016, 5.000%, 11/15/32
11/26 at 100.00 A-   2,317,396
4,635 Port Saint Lucie, Florida, Public Service Tax Revenue Bonds, Recovery
Zone Facility Bond Series 2014B, 5.000%, 9/01/43
9/24 at 100.00 AA-   4,803,760
10,095 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A-   10,968,722
South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017:
2,000 5.000%, 8/15/42 8/27 at 100.00 A1   2,070,080
9,770 5.000%, 8/15/47 8/27 at 100.00 A1   10,054,600
705 Southeast Overtown/Park West Community Redevelopement Agency,
Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%,
3/01/30, 144A
3/24 at 100.00 BBB+   719,030
1,500 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series
2014A, 5.250%, 7/01/44
1/24 at 100.00 A-   1,510,155
2,405 Tampa, Florida, Health System Revenue Bonds, Baycare Health System,
Series 2016A, 4.000%, 11/15/46
5/26 at 100.00 Aa2   2,351,248
Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt
Cancer Center Project, Series 2020B:
1,000 5.000%, 7/01/40 7/30 at 100.00 A-   1,057,860
5,545 5.000%, 7/01/50 7/30 at 100.00 A-   5,732,698
180 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)
3/23 at 100.00 N/R   160,978
195 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (5)
3/23 at 100.00 N/R   2
750 Volusia County Educational Facilities Authority, Florida, Revenue
Bonds, Embry-Riddle Aeronautical University, Series 2020A, 4.000%,
10/15/38
10/29 at 100.00 A2   756,713
6,510 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45
6/25 at 100.00 A-   6,643,129
272,595 Total Florida 273,331,669
Georgia - 2.3% (1.4% of Total Investments)
1,820 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1,
5.250%, 7/01/40
7/25 at 100.00 A   1,894,038
2,600 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A,
5.000%, 4/01/47
4/27 at 100.00 A2   2,692,014
3,575 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%,
7/01/51
7/31 at 100.00 A1   3,454,987
795 Dalton Development Authority, Georgia, Revenue Certificates, Hamilton
Health Care System Inc., Series 1996, 5.500%, 8/15/26 - NPFG Insured
No Opt. Call Baa2   833,271
3,500 Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/51 7/31 at 100.00 AA   3,474,415

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
Main Street Natural Gas Inc., Georgia, Gas Supply
Revenue Bonds, Series 2019A:
$ 1,460 5.000%, 5/15/43 5/29 at 100.00 A3   $ 1,485,594
23,000 5.000%, 5/15/49 No Opt. Call A3   23,704,950
3,265 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue
Bonds, Third Indenture, Series 2015B, 5.000%, 7/01/41
7/26 at 100.00 Aa2   3,455,970
10,260 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 BBB+   10,359,419
10,030 Paulding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System Inc., Series 2022A, 5.000%,
4/01/43
4/32 at 100.00 N/R   10,734,206
5,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA   5,262,500
5,370 Rockdale County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 A1   5,354,320
70,675 Total Georgia 72,705,684
Guam - 0.7% (0.5% of Total Investments)
2,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/34
11/25 at 100.00 BB   2,057,860
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2013C:
65 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2  (4) 66,505
60 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2   61,390
Guam Economic Development & Commerce Authority,
Tobacco Settlement Asset-Backed Bonds, Series 2007A:
1,815 5.250%, 6/01/32 2/23 at 100.00 N/R   1,774,525
2,915 5.625%, 6/01/47 2/23 at 100.00 N/R   2,768,784
1,300 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 Baa2   1,319,578
3,250 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 Baa2  (4) 3,291,015
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
245 5.000%, 7/01/27 7/26 at 100.00 Baa2   256,645
1,240 5.000%, 1/01/46 7/26 at 100.00 Baa2   1,256,293
1,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 Baa2   1,029,390
Guam Government, Limited Obligation Section 30
Revenue Bonds, Series 2016A:
1,000 5.000%, 12/01/23 No Opt. Call BB   1,013,310
2,000 5.000%, 12/01/33 12/26 at 100.00 BB   2,087,980
2,260 5.000%, 12/01/34 12/26 at 100.00 BB   2,347,756
1,175 5.000%, 12/01/46 12/26 at 100.00 BB   1,177,820
Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B:
510 5.000%, 7/01/32, (AMT) 7/28 at 100.00 Baa2   553,370
355 5.000%, 7/01/33, (AMT) 7/28 at 100.00 Baa2   384,682
Guam Power Authority, Revenue Bonds, Series 2014A:
600 5.000%, 10/01/39 10/24 at 100.00 BBB   619,722
575 5.000%, 10/01/44 10/24 at 100.00 BBB   592,653
22,365 Total Guam 22,659,278

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Hawaii - 1.6% (1.0% of Total Investments)
$ 13,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 A1   $ 13,095,680
6,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2017B, 4.000%, 3/01/37, (AMT)
3/27 at 100.00 Baa1   5,836,920
7,500 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 A+   7,651,800
10,000 Hawaii State, Airport System Revenue Bonds, Series 2018A, 5.000%,
7/01/43, (AMT)
7/28 at 100.00 A+   10,465,500
6,000 Hawaii State, Airport System Revenue Bonds, Series 2022, 5.000%,
7/01/38, (AMT)
7/32 at 100.00 N/R   6,601,860
5,000 Hawaii State, General Obligation Bonds, Series 2017FK, 4.000%,
5/01/35
5/27 at 100.00 Aa2   5,204,650
47,500 Total Hawaii 48,856,410
Idaho - 1.0% (0.6% of Total Investments)
9,495 Boise City Water Renewal System, Idaho, Revenue Bonds, Refunding
Series 2022, 5.000%, 9/01/47
9/32 at 100.00 Aa2   10,673,520
11,205 Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity
Helath Group, Series 2017ID, 5.000%, 12/01/46
6/27 at 100.00 AA-   11,485,237
1,700 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/29
9/26 at 100.00 BB+   1,764,685
5,585 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 4.000%, 3/01/46
3/32 at 100.00 N/R   5,374,110
Idaho Water Resource Board, Water Resource Loan
Program Revenue, Ground Water Rights Mitigation Series
2012A:
1,155 4.750%, 9/01/26 3/23 at 100.00 A3   1,156,409
310 5.000%, 9/01/32 3/23 at 100.00 A3   310,428
29,450 Total Idaho 30,764,389
Illinois - 14.3% (8.8% of Total Investments)
6,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   6,291,600
9,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB   9,865,865
2,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB   2,556,432
11,295 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB   12,394,004
Chicago Board of Education, Illinois, Unlimited Tax
General Obligation Bonds, Dedicated Tax Revenues,
Series 1998B-1:
10,130 0.000%, 12/01/24 - FGIC Insured No Opt. Call BB   9,532,229
7,140 0.010%, 12/01/25 - FGIC Insured No Opt. Call BB   6,505,896
4,325 0.010%, 12/01/29 - FGIC Insured No Opt. Call BB   3,338,511
4,235 0.000%, 12/01/31 - FGIC Insured No Opt. Call BB   2,982,033
Chicago Board of Education, Illinois, Unlimited Tax
General Obligation Bonds, Dedicated Tax Revenues,
Series 1999A:
10,000 0.000%, 12/01/23 - FGIC Insured No Opt. Call BB   9,728,100
8,845 5.500%, 12/01/26 - NPFG Insured No Opt. Call BB   9,235,241

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 15,735 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/48
1/29 at 100.00 A+   $ 16,339,067
2,245 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 A   2,278,091
3,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2017D, 5.000%, 1/01/47
1/27 at 100.00 A   3,082,830
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A:
5,000 5.500%, 1/01/53 - AGM Insured 1/31 at 100.00 N/R   5,426,800
8,010 5.500%, 1/01/55 1/32 at 100.00 A+   8,734,104
Chicago, Illinois, General Obligation Bonds, City
Colleges, Series 1999:
4,115 0.000%, 1/01/33 - FGIC Insured No Opt. Call Baa2   2,810,627
29,600 0.000%, 1/01/38 - FGIC Insured No Opt. Call BBB-   15,317,408
11,675 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB   12,447,301
Chicago, Illinois, General Obligation Bonds, Series
2019A:
4,000 5.000%, 1/01/40 1/29 at 100.00 BBB-   4,057,000
7,445 5.500%, 1/01/49 1/29 at 100.00 BBB   7,746,448
6,290 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Series 2001A, 5.500%, 1/01/30 - NPFG Insured
No Opt. Call Baa2   6,926,422
1,460 Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001,
5.750%, 11/01/30 - AMBAC Insured
No Opt. Call Baa2   1,604,409
4,500 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2017, 5.000%,
12/01/47
12/27 at 100.00 A+   4,728,735
3,000 Cook County, Illinois, General Obligation Bonds, Refunding Series
2016A, 5.000%, 11/15/31
11/26 at 100.00 A2   3,246,810
Cook County, Illinois, General Obligation Bonds,
Refunding Series 2018:
500 5.000%, 11/15/34 11/26 at 100.00 A2   526,745
4,550 5.000%, 11/15/35 11/26 at 100.00 A2   4,785,144
Illinois Educational Facilities Authority, Revenue Bonds,
Field Museum of Natural History, Series 2002.RMKT:
5,000 4.450%, 11/01/36 11/25 at 102.00 A2   5,217,950
815 4.500%, 11/01/36 11/24 at 100.00 A   829,132
2,785 5.500%, 11/01/36 11/23 at 100.00 A   2,849,501
410 Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic
Charter Schools Belmont School Project, Series 2015A, 6.000%,
12/01/45, 144A
12/25 at 100.00 N/R   424,600
Illinois Finance Authority, Revenue Bonds, Advocate
Health Care Network, Refunding Series 2015:
12,025 5.000%, 5/01/45, (Pre-refunded 5/01/25), (UB) (8) 5/25 at 100.00 Aa3  (4) 12,722,089
1,930 5.000%, 5/01/45, (UB) 5/25 at 100.00 N/R   2,035,359
2,000 Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago,
Series 2016, 4.000%, 3/01/38
3/26 at 100.00 AA-   2,016,400
2,500 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/33
2/27 at 100.00 Aa2   2,705,650
2,500 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/46
8/31 at 100.00 N/R   2,233,525

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, Centegra
Health System, Series 2014A:
$ 4,750 5.000%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+  (4) $ 4,940,238
6,000 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 6,240,300
10,745 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 5.000%, 11/15/45
11/25 at 100.00 A   10,841,705
Illinois Finance Authority, Revenue Bonds, Rehabilitation
Institute of Chicago, Series 2013A:
415 5.500%, 7/01/28 7/23 at 100.00 A   416,926
390 6.000%, 7/01/43 7/23 at 100.00 A   394,664
Illinois Finance Authority, Revenue Bonds, Silver Cross
Hospital and Medical Centers, Refunding Series 2015C:
560 5.000%, 8/15/35 8/25 at 100.00 A3   576,721
3,745 5.000%, 8/15/44 8/25 at 100.00 A3   3,761,703
10,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 AA-   10,789,500
Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A:
2,670 5.000%, 10/01/46, (Pre-refunded 10/01/25) 10/25 at 100.00 N/R  (4) 2,855,619
330 5.000%, 10/01/46 10/25 at 100.00 AA-   346,645
2,000 Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I
Inc., Series 2001, 5.950%, 2/20/36
2/23 at 100.00 Aa3   2,002,860
1,830 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/32 - AGM Insured
6/24 at 100.00 BB+   1,877,360
450 Illinois State, General Obligation Bonds, December Series 2017A,
5.000%, 12/01/39
12/27 at 100.00 BBB+   464,382
Illinois State, General Obligation Bonds, February Series
2014:
5,705 5.250%, 2/01/33 2/24 at 100.00 BBB+   5,793,142
5,815 5.250%, 2/01/34 2/24 at 100.00 BBB+   5,900,539
2,000 5.000%, 2/01/39 2/24 at 100.00 BBB+   2,015,700
Illinois State, General Obligation Bonds, January Series
2016:
3,500 5.000%, 1/01/29 1/26 at 100.00 BBB+   3,659,775
8,250 5.000%, 1/01/32 1/26 at 100.00 BBB-   8,569,027
4,200 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/27
6/26 at 100.00 BBB-   4,441,752
Illinois State, General Obligation Bonds, June Series
2022A:
2,000 5.500%, 3/01/42 3/32 at 100.00 BBB+   2,177,580
785 5.500%, 3/01/47 3/32 at 100.00 BBB+   843,223
16,485 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/46
3/31 at 100.00 BBB+   16,958,779
Illinois State, General Obligation Bonds, May Series 2020:
1,635 5.500%, 5/01/30 No Opt. Call BBB+   1,846,111
5,305 5.500%, 5/01/39 5/30 at 100.00 BBB+   5,763,140
3,000 5.750%, 5/01/45 5/30 at 100.00 BBB+   3,222,990
1,500 Illinois State, General Obligation Bonds, November Series 2016,
5.000%, 11/01/37
11/26 at 100.00 BBB+   1,546,365
3,510 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call BBB+   3,755,314
8,865 Illinois State, General Obligation Bonds, October Series 2022C, 5.500%,
10/01/41
10/32 at 100.00 BBB+   9,709,746

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois State, General Obligation Bonds, Series 2013:
$ 2,500 5.250%, 7/01/31 7/23 at 100.00 BBB+   $ 2,519,150
1,520 5.500%, 7/01/38 7/23 at 100.00 BBB+   1,529,500
1,395 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38
3/23 at 100.00 AA-   1,397,595
4,685 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 AA-   4,878,491
4,435 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/40
1/26 at 100.00 A1   4,654,399
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Senior Lien Series 2021A:
7,770 4.000%, 1/01/42 1/32 at 100.00 N/R   7,798,594
10,000 5.000%, 1/01/46 1/32 at 100.00 N/R   11,004,300
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Tender Option Bond Trust 2015-XF0052:
1,875 12.750%, 1/01/38, 144A, (IF) 1/23 at 100.00 A1   1,889,006
1,815 12.757%, 1/01/38, 144A, (IF) 1/23 at 100.00 AA-   1,828,576
4,100 Lake County School District 112 North Shore, Illinois, General Obligation
Bonds, Series 2022, 4.000%, 12/01/38
12/31 at 100.00 AAA   4,230,339
625 Macon and DeWitt Counties Community Unit School District 2 Maroa-
Forsyth, Illinois, General Obligation Bonds, Series 2021, 4.000%,
12/01/41 - AGM Insured
12/30 at 100.00 N/R   637,119
1,890 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 BBB   1,900,206
1,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 BBB   1,018,170
4,780 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 BBB   4,808,393
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Refunding Series 1996A:
23,575 0.010%, 12/15/23 - NPFG Insured No Opt. Call BB+   22,928,338
10,775 0.000%, 12/15/24 - NPFG Insured No Opt. Call BB+   10,145,309
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
6,610 0.000%, 12/15/23 No Opt. Call Baa2   6,428,688
155 0.000%, 12/15/23, (ETM) No Opt. Call N/R  (4) 151,354
5,000 0.000%, 12/15/34 - NPFG Insured No Opt. Call Baa2   3,084,000
1,100 0.000%, 12/15/35 - NPFG Insured No Opt. Call Baa2   637,670
3,805 0.000%, 6/15/41 - NPFG Insured No Opt. Call Baa2   1,612,825
1,560 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26,
(ETM)
No Opt. Call AA+  (4) 1,680,697
2,080 Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Series 2021, 4.000%, 10/01/40 - BAM Insured
4/31 at 100.00 Ba1   2,029,186
1,240 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 1999,
5.750%, 6/01/23 - AGM Insured
No Opt. Call A1   1,252,908
2,500 Sangamon County Water Reclamation District, Illinois, General
Obligation Bonds Alternate Revenue Source, Project & Refunding
Series 2019A, 4.000%, 1/01/44 - BAM Insured
1/29 at 100.00 AA   2,509,425

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Springfield, Illinois, Electric Revenue Bonds, Refunding
Senior Lien Series 2015:
$ 2,250 5.000%, 3/01/29 3/25 at 100.00 A3   $ 2,344,388
3,505 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 A1   3,644,113
University of Illinois, Health Services Facilities System
Revenue Bonds, Series 2013:
1,580 6.000%, 10/01/32 10/23 at 100.00 A-   1,616,514
9,625 6.250%, 10/01/38 10/23 at 100.00 Baa1   9,839,060
2,845 6.000%, 10/01/42 10/23 at 100.00 A-   2,901,587
457,745 Total Illinois 448,133,764
Indiana - 1.2% (0.7% of Total Investments)
1,480 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   1,321,906
2,865 Indiana Finance Authority, Hospital Revenue Bonds, Community Health
Network Project, Series 2012A, 5.000%, 5/01/42, (Pre-refunded
5/01/23)
5/23 at 100.00 A2  (4) 2,883,365
7,480 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40
6/25 at 100.00 AA   7,696,995
Indiana Finance Authority, Provate Activity Bonds, Ohio
River Bridges East End Crossing Project, Series 2013A:
3,015 5.000%, 7/01/44, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 N/R  (4) 3,041,894
1,420 5.000%, 7/01/48, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 N/R  (4) 1,432,666
1,500 Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges
East End Crossing Project, Series 2013B, 5.000%, 7/01/40, (Pre-
refunded 7/01/23), (AMT)
7/23 at 100.00 BBB+  (4) 1,513,380
5,115 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 A+   5,443,383
4,500 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2012A, 4.000%, 10/01/42
3/23 at 100.00 Aa3   4,500,315
4,375 Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Refunding Series 2016A, 5.000%, 1/01/42
7/26 at 100.00 A+   4,618,206
3,985 Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 7.000%, 1/01/44, (AMT)
1/24 at 100.00 N/R   4,099,728
35,735 Total Indiana 36,551,838
Iowa - 0.7% (0.4% of Total Investments)
2,550 Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise
Retirement Community Project, Refunding Series 2021, 5.000%,
9/01/41
9/28 at 102.00 N/R   2,192,363
1,505 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
3/23 at 100.00 BB+   1,471,258
9,535 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 BBB-   9,600,601
6,235 Iowa State, Hospital Revenue Bonds, University of Iowa Hospitals and
Clinics, SUI Series 2022A, 4.000%, 9/01/36
9/32 at 100.00 N/R   6,514,764
5,290 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2,
0.000%, 6/01/65
6/31 at 25.58 N/R   678,707
25,115 Total Iowa 20,457,693

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas - 0.3% (0.2% of Total Investments)
$ 5,270 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A, 5.000%, 7/01/43
7/28 at 100.00 A   $ 5,473,738
3,625 Wyandotte County Unified School District 203, Piper, Kansas, General
Obligation Bonds, Improvement and Refunding Series 2022A,
5.250%, 9/01/52 - AGM Insured
9/32 at 100.00 N/R   4,111,838
8,895 Total Kansas 9,585,576
Kentucky - 0.7% (0.4% of Total Investments)
2,730 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 Baa2   2,708,760
Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project,
Convertible Capital Appreciation First Tier Series 2013C:
4,790 0.000%, 7/01/43 (7) 7/31 at 100.00 Baa2   5,449,775
3,655 0.000%, 7/01/46 (7) 7/31 at 100.00 Baa2   4,164,580
Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, First
Tier Series 2013A:
8,360 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (4) 8,453,214
585 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (4) 592,067
20,120 Total Kentucky 21,368,396
Louisiana - 3.1% (1.9% of Total Investments)
4,200 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R   4,217,262
2,665 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B, 5.000%, 2/01/39, (Pre-refunded 2/01/25)
2/25 at 100.00 AA-  (4) 2,806,458
3,130 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 A1   3,323,371
Lafayette Parish School Board, Louisiana, Sales Tax
Revenue Bonds, Series 2018:
1,500 4.000%, 4/01/40 4/27 at 100.00 AA+   1,519,650
4,685 4.000%, 4/01/43 4/27 at 100.00 AA+   4,702,007
4,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41
10/27 at 100.00 A   4,163,680
5,200 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Sewerage
Commission Projects, Subordinate Lien Series 2014A, 5.000%,
2/01/44, (Pre-refunded 2/01/24)
2/24 at 100.00 A+  (4) 5,335,044
8,090 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 A3   8,389,654
12,870 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 A3   12,415,818
7,130 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R   7,176,630
1,265 Louisiana Public Facilities Authority, Hospital Revenue and Refunding
Bonds, Lafayette General Medical Center Project, Series 2016A,
5.000%, 11/01/45, (Pre-refunded 11/01/25)
11/25 at 100.00 N/R  (4) 1,354,575
1,830 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016, 4.000%, 5/15/35
5/26 at 100.00 A3   1,859,774

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 330 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/36
7/23 at 100.00 A2   $ 332,234
14,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Series 2015A, 4.000%, 5/01/41, (Pre-refunded 5/01/25)
5/25 at 100.00 AA-  (4) 14,538,160
New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2015B:
6,235 5.000%, 1/01/40, (AMT) 1/25 at 100.00 A-   6,329,335
6,895 5.000%, 1/01/45, (AMT) 1/25 at 100.00 A   6,968,708
5,350 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 A  (4) 5,529,332
1,200 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/44, (Pre-refunded 12/01/24)
12/24 at 100.00 A-  (4) 1,258,140
5,655 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding
Series 2015, 5.000%, 12/01/40
12/25 at 100.00 A-   6,031,962
96,230 Total Louisiana 98,251,794
Maine - 0.5% (0.3% of Total Investments)
2,775 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2013, 5.000%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 Ba1  (4) 2,802,639
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center
Obligated Group Issue, Series 2016A:
3,820 4.000%, 7/01/41 7/26 at 100.00 Ba1   3,604,934
2,800 4.000%, 7/01/46 7/26 at 100.00 Ba1   2,553,768
2,935 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, MaineHealth Issue, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 A+   3,036,316
2,000 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, Bates College, Series 2013, 5.000%, 7/01/43
7/23 at 100.00 A+   2,006,040
Maine Turnpike Authority, Special Obligation Bonds,
Series 2014:
1,290 5.000%, 7/01/33 7/24 at 100.00 A-   1,333,125
1,020 5.000%, 7/01/34 7/24 at 100.00 A-   1,054,680
16,640 Total Maine 16,391,502
Maryland - 9.9% (6.1% of Total Investments)
1,830 Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue
Bonds, Glenview Gardens Apartments Project, Series 2009, 5.000%,
1/01/28, (Mandatory Put 1/01/27)
3/23 at 100.00 AA+   1,833,715
1,200 Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages of Dorchester & Farmington Village Projects, Series 2013,
5.000%, 7/01/32
7/23 at 100.00 AA   1,213,020
Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016:
1,000 3.625%, 1/01/37 1/26 at 100.00 A   940,280
2,220 5.000%, 1/01/37 1/26 at 100.00 A   2,293,016
2,500 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2020, 4.000%, 1/01/50
1/27 at 103.00 A   2,248,975
635 Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc
Facility, Series 2020, 4.000%, 1/01/50
1/27 at 103.00 A   601,072
9,215 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/42
9/27 at 100.00 CCC+   8,630,493
2,480 Baltimore, Maryland, Project and Revenue Refunding Bonds, Water
Projects, Series 2013B, 5.000%, 7/01/38, (Pre-refunded 1/01/24)
1/24 at 100.00 AA-  (4) 2,538,950

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 1,000 Baltimore, Maryland, Revenue Bonds, Storm Water Projects, Series
2019A, 5.000%, 7/01/49
7/29 at 100.00 AA-   $ 1,076,350
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series
2019A, 5.000%, 7/01/49
7/29 at 100.00 AA-   2,152,700
5,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate
Series 2014C, 5.000%, 7/01/44
1/25 at 100.00 AA-   5,140,300
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate
Series 2017A, 5.000%, 7/01/46
1/27 at 100.00 AA-   2,105,900
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate
Series 2017A, 5.000%, 7/01/46, (UB)
1/27 at 100.00 AA-   2,105,900
1,220 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1994A, 5.000%, 7/01/24 - FGIC Insured, (ETM)
No Opt. Call AA-  (4) 1,240,423
2,050 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1998A, 5.000%, 7/01/28 - FGIC Insured, (ETM)
8/21 at 100.00 N/R  (4) 2,192,270
2,500 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2014A, 5.000%, 7/01/44
1/25 at 100.00 A+   2,570,150
6,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41, (UB)
1/27 at 100.00 A+   6,374,280
1,450 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.500%, 6/01/43
6/26 at 100.00 N/R   1,472,228
Baltimore, Maryland, Special Obligation Bonds,
Consolidated Tax Increment Financing, Series 2015:
525 5.000%, 6/15/30 6/24 at 100.00 BBB+   539,600
425 5.000%, 6/15/33 6/24 at 100.00 BBB+   436,318
Baltimore, Maryland, Special Obligation Bonds, East
Baltimore Research Park Project, Series 2017A:
1,270 4.500%, 9/01/33 9/27 at 100.00 N/R   1,266,253
240 5.000%, 9/01/38 9/27 at 100.00 N/R   243,408
Baltimore, Maryland, Special Obligation Bonds, Harbor
Point Project, Refunding Series 2016:
1,895 5.000%, 6/01/36 6/26 at 100.00 N/R   1,917,285
250 5.125%, 6/01/43 6/26 at 100.00 N/R   251,585
2,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019A, 3.625%, 6/01/46, 144A
6/29 at 100.00 N/R   1,605,380
350 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019B, 3.875%, 6/01/46, 144A
6/23 at 100.00 N/R   287,560
Brunswick, Frederick County, Maryland, Special
Obligation Bonds, Brunswick Crossing Special Taxing
District, Refunding Series 2019:
450 4.000%, 7/01/29 1/29 at 100.00 N/R   443,975
739 5.000%, 7/01/36 1/29 at 100.00 N/R   754,526
Frederick County, Maryland, Educational Facilities
Revenue Bonds, Mount Saint Mary's University Inc., Series
2017A:
3,000 5.000%, 9/01/37, 144A 9/27 at 100.00 BB+   2,921,130
1,750 5.000%, 9/01/45, 144A 9/27 at 100.00 BB+   1,624,735
374 Frederick County, Maryland, Special Obligation Bonds, Lake Linganore
Village Community Development Series 2001A, 5.700%, 7/01/29 -
RAAI Insured
3/23 at 100.00 AA   375,070
1,250 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A, 4.000%,
7/01/35
7/30 at 100.00 A-   1,296,063

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 370 Frederick County, Maryland, Tax Increment and Special Tax B Limited
Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019,
3.750%, 7/01/39
7/29 at 100.00 N/R   $ 325,866
120 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding
Series 2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R   117,269
3,000 Gaithersburg, Maryland, Economic Development Revenue Bonds,
Asbury Methodist Obligated Group Project, Refunding Series 2018A,
5.000%, 1/01/36
1/24 at 104.00 BBB   3,029,760
Howard County Housing Commission, Maryland,
Revenue Bonds, Columbia Commons Apartments, Series
2014A:
1,500 4.000%, 6/01/34 6/24 at 100.00 A+   1,518,975
1,550 5.000%, 6/01/44 6/24 at 100.00 A+   1,570,599
1,860 Howard County Housing Commission, Maryland, Revenue Bonds,
Gateway Village Apartments, Series 2016, 4.000%, 6/01/46
6/26 at 100.00 A+   1,799,978
Howard County Housing Commission, Maryland,
Revenue Bonds, The Verona at Oakland Mills Project,
Series 2013:
2,000 4.625%, 10/01/28 10/23 at 100.00 A+   2,025,120
3,000 5.000%, 10/01/28 10/23 at 100.00 A+   3,046,020
1,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Woodfield Oxford Square Apartments, Series 2017, 5.000%, 12/01/42
12/27 at 100.00 A+   1,059,050
1,290 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2016, 5.000%, 4/01/46
4/27 at 100.00 N/R   1,105,130
1,710 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2017, 5.000%, 4/01/36
4/27 at 100.00 N/R   1,591,070
1,420 Howard County, Maryland, Special Obligation Bonds, Annapolis
Junction Town Center Project, Series 2014, 6.100%, 2/15/44
2/24 at 100.00 N/R   1,411,636
Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A:
1,500 4.125%, 2/15/34, 144A 2/26 at 100.00 N/R   1,423,875
1,550 4.375%, 2/15/39, 144A 2/26 at 100.00 N/R   1,463,603
850 4.500%, 2/15/47, 144A 2/26 at 100.00 N/R   777,605
Hyattsville, Maryland, Special Obligation Bonds,
University Town Center Project, Series 2016:
2,125 5.000%, 7/01/31 7/25 at 100.00 N/R   2,116,457
1,640 5.000%, 7/01/34 7/25 at 100.00 N/R   1,605,970
1,220 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds,
Series 2000A, 2.800%, 7/01/45
7/29 at 100.00 Aa2   975,207
1,195 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds,
Series 2014D, 3.900%, 7/01/40
1/24 at 100.00 Aa2   1,196,171
680 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds,
Series 2017C, 3.550%, 7/01/42
1/27 at 100.00 Aa2   665,557
700 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds,
Series 2020E, 2.350%, 7/01/45
1/30 at 100.00 Aa2   489,769
1,445 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 3/01/42
3/29 at 100.00 Aa1   1,265,011

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020D, 2.100%, 9/01/40
9/29 at 100.00 AA   $ 1,473,940
2,570 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 2.000%, 9/01/43
3/30 at 100.00 Aa1   1,694,015
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Taxable Series 2019D, 3.350%, 7/01/49
7/29 at 100.00 Aa2   1,800,240
1,000 Maryland Community Development Administration, Department of
Housing and Community Development, Multifamily Development
Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%,
12/15/31
12/24 at 100.00 Aaa   1,016,430
720 Maryland Community Development Administration, Local Government
Infrastructure Bonds, Subordinate Obligation Series 2019B-2, 4.000%,
6/01/49
6/29 at 100.00 Aa3   713,794
600 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/49,
(AMT)
6/29 at 100.00 Baa3   621,570
Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities
Project, Refunding Series 2017A:
1,000 5.000%, 6/01/31 6/28 at 100.00 Baa3   1,081,860
1,125 5.000%, 6/01/32 6/28 at 100.00 Baa3   1,214,921
3,360 5.000%, 6/01/35 6/28 at 100.00 Baa2   3,578,098
1,600 Maryland Economic Development Corporation, Air Cargo Obligated
Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019,
4.000%, 7/01/39, (AMT)
7/29 at 100.00 BBB   1,501,040
Maryland Economic Development Corporation,
Parking Facilities Revenue Bonds Baltimore City Project,
Subordinate Parking Facilities Revenue Bonds, Series
2018C:
1,250 4.000%, 6/01/48 6/28 at 100.00 BB-   978,100
1,080 4.000%, 6/01/58 6/28 at 100.00 BB+   799,448
3,725 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds, Baltimore City Project, Senior Parking Facilities
Revenue Bonds, Series 2018A, 5.000%, 6/01/58
6/28 at 100.00 BBB-   3,593,135
5,810 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
3/23 at 100.00 BB   5,869,611
2,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31 (5)
3/23 at 100.00 N/R   1,200,000
Maryland Economic Development Corporation, Senior
Student Housing Revenue Bonds, Towson University
Project, Refunding Series 2017:
1,100 5.000%, 7/01/36 7/27 at 100.00 BB+   1,115,158
470 5.000%, 7/01/37 3/23 at 100.00 BB+   470,089
Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project,
Series 2017:
585 4.375%, 7/01/36 1/27 at 100.00 N/R   563,414
355 4.500%, 7/01/44 1/27 at 100.00 N/R   333,171

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Salisbury University Project,
Refunding Series 2013:
$ 500 5.000%, 6/01/27 6/23 at 100.00 Baa3   $ 501,325
500 5.000%, 6/01/34 6/23 at 100.00 Baa3   500,390
1,510 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Sheppard Pratt University Village, Series 2012,
5.000%, 7/01/33
3/23 at 100.00 BBB-   1,510,468
495 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland - Baltimore Project, Refunding
Senior Lien Series 2015, 5.000%, 7/01/39
7/25 at 100.00 BB+   498,104
1,110 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, Baltimore County Project,
Refunding Series 2016, 3.600%, 7/01/35 - AGM Insured
3/23 at 100.00 A1   1,110,200
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland, College
Park Project, Refunding Series 2016:
875 5.000%, 6/01/30 - AGM Insured 6/26 at 100.00 A2   932,872
240 5.000%, 6/01/31 - AGM Insured 6/26 at 100.00 A1   255,792
2,405 5.000%, 6/01/35 - AGM Insured 6/26 at 100.00 A2   2,539,223
780 5.000%, 6/01/43 - AGM Insured 6/26 at 100.00 A1   806,918
Maryland Health and Higher Educational Facilities
Authority, Maryland, Revenue Bonds, Meritus Medical
Center, Series 2015:
990 4.000%, 7/01/32 7/25 at 100.00 BBB+   999,910
2,470 4.250%, 7/01/35 7/25 at 100.00 BBB+   2,481,041
1,740 5.000%, 7/01/45 7/25 at 100.00 BBB   1,757,678
Maryland Health and Higher Educational Facilities
Authority, Parking Facilities Revenue Bonds, Johns
Hopkins Hospital, Series 2001:
1,300 5.000%, 7/01/27 - AMBAC Insured 3/23 at 100.00 N/R   1,310,504
1,000 5.000%, 7/01/34 - AMBAC Insured 3/23 at 100.00 N/R   1,008,150
270 Maryland Health and Higher Educational Facilities Authority, Parking
Facilities Revenue Bonds, Johns Hopkins Medical Institutions, Series
1996, 5.500%, 7/01/26 - AMBAC Insured
3/23 at 100.00 N/R   272,179
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds Doctors Community Hospital,
Series 2017B:
250 5.000%, 7/01/34 7/27 at 100.00 A3   263,417
4,820 5.000%, 7/01/38 7/27 at 100.00 A3   4,960,696
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds,  Mercy Medical Center, Series
2016A:
90 5.000%, 7/01/36 7/26 at 100.00 BBB+   93,275
1,450 5.000%, 7/01/38 7/26 at 100.00 BBB+   1,489,426
600 4.000%, 7/01/42 7/26 at 100.00 BBB+   557,640
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Adventist Healthcare, Series
2016A:
1,400 5.500%, 1/01/36 1/27 at 100.00 Baa3   1,456,826
4,020 5.500%, 1/01/46 1/27 at 100.00 Baa3   4,100,681
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Calvert Health System Issue, Refunding Series 2013, 5.000%,
7/01/38, (Pre-refunded 7/01/23)
7/23 at 100.00 A3  (4) 2,018,660

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Charlestown Community
Issue, Series 2016A:
$ 2,125 5.000%, 1/01/36 7/26 at 100.00 A-   $ 2,240,005
4,090 5.000%, 1/01/45 7/26 at 100.00 A-   4,241,780
Maryland Health and HIgher Educational Facilities
Authority, Revenue Bonds, Frederick Health System Issue;
Series 2020:
1,000 3.250%, 7/01/39 7/30 at 100.00 Baa1   846,790
100 4.000%, 7/01/40 7/30 at 100.00 Baa1   97,582
280 4.000%, 7/01/45 7/30 at 100.00 Baa1   268,030
1,240 4.000%, 7/01/50 7/30 at 100.00 Baa1   1,169,308
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Goucher College, Series
2017A:
1,100 5.000%, 7/01/37 7/27 at 100.00 BBB+   1,156,804
1,200 5.000%, 7/01/44 7/27 at 100.00 BBB+   1,249,044
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Green Street Academy, Series
2017A:
265 5.125%, 7/01/37, 144A 7/27 at 100.00 N/R   260,352
500 5.250%, 7/01/47, 144A 7/27 at 100.00 N/R   475,560
2,130 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 - AMBAC Insured,
(ETM)
8/21 at 100.00 N/R  (4) 2,264,211
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Johns Hopkins Health System Issue, Series 2015A, 4.000%,
5/15/40
5/25 at 100.00 AA-   2,516,900
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Johns Hopkins University,
Series 2013B:
500 5.000%, 7/01/38 7/23 at 100.00 AA   502,660
4,375 4.250%, 7/01/41 7/23 at 100.00 AA   4,386,331
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47
7/26 at 100.00 A+   2,061,480
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, LifeBridge Health Issue, Series
2017:
1,000 5.000%, 7/01/33 7/27 at 100.00 A+   1,081,200
2,500 4.000%, 7/01/42 7/27 at 100.00 A+   2,498,525
1,000 5.000%, 7/01/44 7/27 at 100.00 A+   1,039,640
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, LifeBridge Health System,
Series 2015:
1,500 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A+  (4) 1,562,580
1,125 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A+  (4) 1,198,237
2,975 4.125%, 7/01/47 7/25 at 100.00 A+   2,976,190
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Loyola University Maryland,
Series 2014:
1,000 4.000%, 10/01/45 10/24 at 100.00 A   986,920
1,250 5.000%, 10/01/45 10/24 at 100.00 A   1,283,275
1,210 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2019A, 5.000%, 10/01/49
10/29 at 100.00 A   1,308,530

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Maryland Institute College of
Art, Series 2012:
$ 1,500 5.000%, 6/01/34 2/23 at 100.00 Baa1   $ 1,501,425
3,000 5.000%, 6/01/47 2/23 at 100.00 Baa1   3,001,410
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Maryland Institute College of
Art, Series 2016:
175 5.000%, 6/01/36 6/26 at 100.00 Baa1   182,541
2,500 4.000%, 6/01/42 6/26 at 100.00 Baa1   2,436,025
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Maryland Institute College of
Art, Series 2017:
525 5.000%, 6/01/35 6/26 at 100.00 Baa1   550,069
1,000 5.000%, 6/01/42 6/26 at 100.00 Baa1   1,033,220
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/38
2/25 at 100.00 A   2,560,850
6,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/42
5/27 at 100.00 A   6,249,600
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Peninsula Regional Medical
Center Issue, Refunding Series 2015:
2,790 5.000%, 7/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 Baa1  (4) 2,887,622
5,500 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 Baa1  (4) 5,692,445
865 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Stevenson University, Series 2021A, 4.000%, 6/01/41
6/31 at 100.00 BBB-   836,810
3,260 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46,
(UB) (8)
6/27 at 100.00 AA-   3,374,035
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46
(8)
6/27 at 100.00 AA-   1,034,980
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2015,
5.000%, 7/01/35
7/25 at 100.00 A   1,043,060
5,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/39
7/27 at 100.00 A   5,784,350
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Taxable Series
2017D, 4.000%, 7/01/48
1/28 at 100.00 A   1,962,980
12,250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/34, (Pre-
refunded 7/01/24)
7/24 at 100.00 N/R  (4) 12,712,192
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization
Program, Series 2016:
4,395 5.000%, 5/01/33 5/26 at 100.00 AA-   4,724,010
3,650 5.000%, 5/01/35, (Pre-refunded 5/01/26) 5/26 at 100.00 AA-  (4) 3,975,908
5,100 5.000%, 5/01/46, (Pre-refunded 5/01/26), (UB) (8) 5/26 at 100.00 AA-  (4) 5,555,379
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization
Program, Series 2018A:
2,000 5.000%, 5/01/35 5/28 at 100.00 AA-   2,212,900
2,000 5.000%, 5/01/36, (UB) (8) 5/28 at 100.00 AA-   2,197,260
6,250 5.000%, 5/01/42, (UB) (8) 5/28 at 100.00 AA-   6,740,812

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 7,000 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2020, 4.000%, 7/01/50
7/30 at 100.00 N/R   $ 6,944,280
1,250 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A, 5.000%, 7/01/46
7/31 at 100.00 Aa2   1,391,525
1,500 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2014A, 3.875%,
7/01/39
7/24 at 100.00 Aaa   1,505,835
Montgomery County, Maryland, Revenue Bonds, Trinity
Health Credit Group, Series 2015:
6,000 4.000%, 12/01/44 6/25 at 100.00 AA-   5,930,580
2,000 5.000%, 12/01/44, (UB) (8) 6/25 at 100.00 AA-   2,047,980
320 Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%,
7/01/46, 144A
1/26 at 100.00 N/R   322,906
4,500 Prince George's County, Maryland, Certificates of Participation,
University of Maryland Capital Region Medical Center, Series 2018,
5.000%, 10/01/43, (UB) (8)
10/28 at 100.00 AA+   4,843,035
3,000 Prince George's County, Maryland, General Obligation Consolidated
Public Improvement Bonds, Series 2014A, 4.000%, 9/01/31
9/24 at 100.00 AAA   3,082,590
1,050 Prince George's County, Maryland, Revenue Bonds, Collington
Episcopal Life Care Community Inc., Series 2017, 5.250%, 4/01/37
4/27 at 100.00 N/R   988,837
Prince George's County, Maryland, Special Obligation
Bonds, Westphalia Town Center Project, Series 2018:
1,300 5.125%, 7/01/39, 144A 7/28 at 100.00 N/R   1,303,289
2,200 5.250%, 7/01/48, 144A 7/28 at 100.00 N/R   2,204,290
2,051 Prince George's County, Maryland, Special Tax District Bonds, Victoria
Falls Project, Series 2005, 5.250%, 7/01/35
3/23 at 100.00 N/R   2,059,081
1,340 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Refunding Series 2017,
5.000%, 11/01/35
11/24 at 103.00 B-   1,287,365
795 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Refunding Series 2017A-
2, 5.000%, 11/01/31
11/24 at 103.00 B-   780,587
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm
Project, Series 2017A-1:
1,070 5.000%, 11/01/28 11/24 at 103.00 B-   1,064,115
1,000 5.000%, 11/01/37 11/24 at 103.00 B-   950,810
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B:
500 5.000%, 11/01/42 11/24 at 103.00 B-   461,015
1,000 5.000%, 11/01/47 11/24 at 103.00 B-   897,900
Washington County County Commissioners, Maryland,
Revenue Bonds, Diakon Lutheran Social Ministries
Project, Series 2019B:
1,000 5.000%, 1/01/29, (ETM) No Opt. Call BBB+  (4) 1,146,750
500 5.000%, 1/01/32, (Pre-refunded 1/01/29) 1/29 at 100.00 BBB+  (4) 573,375
306,809 Total Maryland 308,023,979
Massachusetts - 0.7% (0.5% of Total Investments)
586 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/37,
144A (5)
3/23 at 100.00 N/R   58,579

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 734 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2010, 0.000%, 10/15/37
2022 2022 (5)
3/23 at 100.00 N/R   $ 110,175
Massachusetts Development Finance Agency, Revenue
Bonds, Atrius Health Issue, Series 2019A:
275 5.000%, 6/01/39, (Pre-refunded 6/01/29) 6/29 at 100.00 N/R  (4) 320,504
270 4.000%, 6/01/49, (Pre-refunded 6/01/29) 6/29 at 100.00 N/R  (4) 298,798
825 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB   838,068
3,500 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2016BB-1, 5.000%, 10/01/46
10/26 at 100.00 AA-   3,712,240
Massachusetts Development Finance Agency, Revenue
Bonds, Boston University, Tender Option Bond Trust
2016-XG0070:
930 13.230%, 10/01/48, 144A, (IF) (8) 10/23 at 100.00 AA-   965,963
505 13.297%, 10/01/48, 144A, (IF) (8) 10/23 at 100.00 AA-   524,554
3,200 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 4.500%, 1/01/45
1/25 at 100.00 Baa2   3,147,840
2,300 Massachusetts Development Finance Agency, Revenue Bonds, Olin
College, Series 2013E, 5.000%, 11/01/43
11/23 at 100.00 A   2,318,745
1,500 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 4.000%, 7/01/41
7/26 at 100.00 BBB+   1,449,135
Massachusetts Development Finance Agency, Revenue
Bonds, Western New England University, Series 2015:
1,145 5.000%, 9/01/40 9/25 at 100.00 BBB   1,161,912
1,280 5.000%, 9/01/45 9/25 at 100.00 BBB   1,291,379
5,930 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Series 2013A, 5.000%, 5/15/43, (Pre-refunded 5/15/23)
5/23 at 100.00 Aa2  (4) 5,974,001
1,100 Massachusetts Turnpike Authority, Metropolitan Highway System
Revenue Bonds, Senior Series 1997A, 0.010%, 1/01/24 - NPFG
Insured
No Opt. Call A2   1,071,202
24,080 Total Massachusetts 23,243,095
Michigan - 3.5% (2.1% of Total Investments)
6,525 Caledonia Community Schools, Kent, Allegan and Barry Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2020I, 4.000%, 5/01/50
5/30 at 100.00 AA   6,551,361
1,000 Eastern Michigan University, General Revenue Bonds, Series 2018A,
4.000%, 3/01/44 - AGM Insured
3/28 at 100.00 A2   987,300
7,615 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2020-I,
4.000%, 5/01/49
5/30 at 100.00 AA   7,471,610
2,000 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2019A, 5.000%, 7/01/48
7/29 at 100.00 AA-   2,146,240
Michigan Finance Authority, Distributable State Aid
Revenue Bonds, Charter County of Wayne, Second Lien
Refunding Series 2020:
10,000 4.000%, 11/01/55 11/30 at 100.00 Aa3   9,497,200
15,500 4.000%, 11/01/55 11/30 at 100.00 Aa3   15,285,015
5,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2019A, 4.000%, 2/15/47
8/29 at 100.00 A1   4,823,100

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 405 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/37
- AGM Insured
7/24 at 100.00 A1   $ 415,242
2,690 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Series 2014C-3, 5.000%, 7/01/32 - AGM Insured
7/24 at 100.00 A1   2,774,251
1,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Series 2014D-6, 5.000%, 7/01/36 - NPFG Insured
7/24 at 100.00 A2   1,026,550
3,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Fixed Rate Series 2022A-MI, 4.000%, 12/01/47
12/31 at 100.00 N/R   2,936,940
4,500 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49
12/29 at 100.00 AA-   4,367,565
4,435 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB+   4,609,384
5,000 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 Aa2   4,910,200
10,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/34
10/25 at 100.00 AA-   10,632,100
1,000 Michigan State University, General Revenue Bonds, Refunding Series
2019C, 4.000%, 2/15/44
8/29 at 100.00 AA   1,000,380
8,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45
11/30 at 100.00 Aa2   8,157,120
11,225 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2020,
5.000%, 5/01/50
5/30 at 100.00 Aa1   12,235,250
3,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/37
3/23 at 100.00 A   3,004,650
1,200 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45
12/25 at 100.00 A   1,242,840
3,140 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2017B, 5.000%, 12/01/47,
(AMT)
12/27 at 100.00 A-   3,233,949
1,120 Wayne State University, Michigan, General Revenue Bonds, Series
2018A, 5.000%, 11/15/36
11/25 at 100.00 A+   1,180,379
107,355 Total Michigan 108,488,626
Minnesota - 2.9% (1.8% of Total Investments)
310 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/36
8/26 at 100.00 BB+   270,438
3,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series 2018A,
4.000%, 2/01/42
2/27 at 100.00 AAA   3,077,550
150 Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings
- Southeast Twin Cities Transmission Project, Refunding Series 2021,
3.000%, 1/01/38 - AGM Insured
1/30 at 100.00 N/R   139,826
750 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 5.000%, 7/01/47
7/24 at 102.00 N/R   699,908

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 500 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2016A, 4.000%, 7/01/37
7/25 at 100.00 BB+   $ 446,205
Duluth Economic Development Authority, Minnesota,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2018A:
4,905 5.000%, 2/15/48 2/28 at 100.00 A-   5,066,080
13,925 5.000%, 2/15/53 2/28 at 100.00 A-   14,305,152
1,925 5.250%, 2/15/53 2/28 at 100.00 A-   2,010,586
725 Hawley Independent School District 150, Clay County, Minnesota,
General Obligation Bonds, School Building Series 2023A, 4.000%,
2/01/43
2/30 at 100.00 Aa1   732,330
235 Independence, Minnesota, Charter School Lease Revenue Bonds,
Paladin Career & Technical High School Project, Series 2021A, 4.000%,
6/01/41
6/29 at 102.00 N/R   186,122
3,010 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 AAA   3,073,090
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019B:
1,000 5.000%, 1/01/31, (AMT) 7/29 at 100.00 A   1,109,500
1,235 5.000%, 1/01/39, (AMT) 7/29 at 100.00 A+   1,319,474
7,500 5.000%, 1/01/49, (AMT) 7/29 at 100.00 A+   7,802,700
2,295 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/41
1/27 at 100.00 AA-   2,416,589
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien
Series 2016D:
470 5.000%, 1/01/32, (AMT) 1/27 at 100.00 A   502,233
450 5.000%, 1/01/35, (AMT) 1/27 at 100.00 A   476,356
580 5.000%, 1/01/37, (AMT) 1/27 at 100.00 A   608,176
750 5.000%, 1/01/41, (AMT) 1/27 at 100.00 A   778,890
2,745 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.250%,
1/01/47, (AMT)
1/32 at 100.00 A+   2,975,196
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Carleton College, Refunding Series 2017:
1,460 4.000%, 3/01/41 3/27 at 100.00 Aa2   1,486,061
1,700 4.000%, 3/01/47 3/27 at 100.00 Aa2   1,709,843
2,150 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2017, 4.000%, 3/01/48
3/27 at 100.00 Aa3   2,151,720
270 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021A, 3.000%, 8/01/36
8/31 at 100.00 N/R   248,478
770 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/36
8/31 at 100.00 N/R   715,600
2,910 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A, 5.000%, 8/01/41
8/32 at 100.00 N/R   3,258,240
910 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo
Clinic, Series 2018A, 4.000%, 11/15/48
5/28 at 100.00 AA   913,922
5,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo
Clinic, Series 2022, 5.000%, 11/15/57
11/32 at 100.00 AA   5,520,950
1,520 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Refunding Series 2015A, 5.000%, 12/01/50
12/24 at 100.00 BBB-   1,518,039

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 4,280 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 BB+   $ 3,940,296
Saint Paul Housing & Redevelopment Authority,
Minnesota, Charter School Lease Revenue Bonds,
Hmong College Prep Academy Project, Series 2016A:
2,205 5.500%, 9/01/36 9/26 at 100.00 BB+   2,234,216
5,000 5.750%, 9/01/46 9/26 at 100.00 BB+   5,056,350
500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 BB   472,950
Saint Paul Housing and Redevelopment Authority
Minnesota, Senior Housing and Health Care Revenue
Bonds, Episcopal Homes Project, Series 2013:
2,000 5.000%, 5/01/33 5/23 at 100.00 N/R   1,874,560
1,000 5.125%, 5/01/48 5/23 at 100.00 N/R   865,910
2,245 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/47
11/27 at 100.00 A3   2,318,456
750 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/29, (Pre-
refunded 11/15/25)
11/25 at 100.00 N/R  (4) 801,735
2,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019, 5.000%, 8/01/54
8/24 at 102.00 N/R   1,902,700
3,855 West Saint Paul-Mendota Heights-Eagan Independent School District
197, Dakota County, Minnesota, General Obligation Bonds, School
Buidling Series 2018A, 4.000%, 2/01/41
2/27 at 100.00 AAA   3,933,873
2,000 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2014A, 5.000%, 1/01/46, (Pre-refunded
1/01/24)
1/24 at 100.00 Aa2  (4) 2,046,620
88,985 Total Minnesota 90,966,920
Mississippi - 0.7% (0.5% of Total Investments)
Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series
2016A:
1,500 5.000%, 9/01/36 9/26 at 100.00 BBB+   1,542,675
6,000 5.000%, 9/01/41 9/26 at 100.00 BBB+   6,080,640
15,500 5.000%, 9/01/46 9/26 at 100.00 BBB+   15,626,325
23,000 Total Mississippi 23,249,640
Missouri - 5.6% (3.4% of Total Investments)
1,000 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital
Center, Refunding Series 2016, 5.000%, 8/01/28
8/26 at 100.00 Ba1   989,310
2,010 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series
2016, 3.625%, 5/01/30
5/25 at 100.00 N/R   2,026,100
500 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 AA+   509,200
3,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 A-   3,132,360

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Kansas City Industrial Development Authority,
Missouri, Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2019B:
$ 23,675 5.000%, 3/01/46, (AMT) 3/29 at 100.00 A-   $ 24,631,707
4,525 5.000%, 3/01/54, (AMT) 3/29 at 100.00 A-   4,675,773
400 Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016, 5.000%,
4/01/46, 144A
4/26 at 100.00 N/R   356,660
Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1:
7,000 0.000%, 4/15/27 - AMBAC Insured No Opt. Call A2   6,284,460
5,000 0.000%, 4/15/28 - AMBAC Insured No Opt. Call A2   4,377,050
5,000 0.000%, 4/15/29 - AMBAC Insured No Opt. Call A2   4,263,950
4,470 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A, 4.000%, 1/01/42
1/28 at 100.00 AA   4,513,538
6,185 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A, 4.000%, 1/01/48
1/33 at 100.00 AA   6,122,841
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C,
2.750%, 9/01/33
6/27 at 102.00 A   979,240
1,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/34
5/26 at 100.00 A+   1,052,110
1,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2020, 4.000%,
11/15/50
11/30 at 100.00 A+   954,980
3,080 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
2013, 5.500%, 5/01/43
5/23 at 100.00 BBB-   3,102,330
1,260 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, University of Central Missouri, Series 2013C-
2, 5.000%, 10/01/34
10/23 at 100.00 A+   1,273,129
11,010 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/46
7/31 at 100.00 AA   10,670,121
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue Bonds, CoxHealth, Series
2013A:
1,045 5.000%, 11/15/44 11/23 at 100.00 A2   1,050,622
11,090 5.000%, 11/15/48 11/23 at 100.00 A2   11,142,899
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue Bonds, Mercy Health, Series
2017C:
3,000 5.000%, 11/15/42 11/27 at 100.00 A+   3,130,080
10,000 4.000%, 11/15/47 11/27 at 100.00 A+   9,805,100
6,265 5.000%, 11/15/47 11/27 at 100.00 A+   6,491,981
18,750 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 A+   18,205,312
1,800 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%,
2/15/44
2/29 at 100.00 A1   1,794,834

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue Bonds, SSM Health Care, Series
2018A:
$ 2,000 4.000%, 6/01/48 6/28 at 100.00 A+   $ 2,001,040
3,500 5.000%, 6/01/48 6/28 at 100.00 A+   3,632,615
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Children's Mercy Hospital, Series 2017A:
1,250 4.000%, 5/15/42 5/25 at 102.00 AA-   1,255,112
16,690 4.000%, 5/15/48 5/25 at 102.00 AA-   16,330,164
7,925 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 BBB   7,621,235
3,370 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/46
2/26 at 100.00 BBB   3,240,828
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2017A:
725 4.000%, 10/01/36 4/27 at 100.00 A1   739,841
3,510 5.000%, 10/01/47 4/27 at 100.00 N/R   3,723,934
2,000 Missouri Joint Municipal Electric Utility Commission, Power Supply
System Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%,
12/01/43
6/27 at 100.00 A2   2,088,920
1,000 North Central Missouri Regional Water Commission, Waterworks System
Revenue Bonds, Series 2006, 5.000%, 1/01/37
3/23 at 100.00 N/R   1,000,380
375 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%,
9/01/43
9/23 at 100.00 BB+   376,474
1,000 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.125%, 9/01/48
9/25 at 103.00 BB+   925,550
176,410 Total Missouri 174,471,780
Montana - 0.2% (0.1% of Total Investments)
2,090 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 BBB   2,137,255
3,315 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 A   3,396,052
5,405 Total Montana 5,533,307
Nebraska - 0.2% (0.1% of Total Investments)
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Refunding Series 2020A:
1,625 4.000%, 11/15/40 11/30 at 100.00 A1   1,639,349
1,000 4.000%, 11/15/50 11/30 at 100.00 A1   990,310
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Refunding Series 2015:
1,635 4.125%, 11/01/36 11/25 at 100.00 A   1,653,737
1,000 5.000%, 11/01/45 11/25 at 100.00 A   1,017,920
5,260 Total Nebraska 5,301,316
Nevada - 0.9% (0.6% of Total Investments)
8,835 Las Vegas Convention and Visitors Authority, Nevada, Convention
Center Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 A   9,312,178

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Las Vegas Valley Water District, Nevada, General
Obligation Bonds, Refunding Series 2015:
$ 9,000 5.000%, 6/01/32 12/24 at 100.00 AA   $ 9,411,300
5,000 5.000%, 6/01/39 12/24 at 100.00 AA   5,163,000
Nevada System of Higher Education, Community College
Revenue Bonds, Series 2017:
2,400 4.000%, 7/01/41 7/27 at 100.00 AA-   2,418,336
2,000 4.000%, 7/01/47 7/27 at 100.00 AA-   1,974,620
27,235 Total Nevada 28,279,434
New Hampshire - 0.6% (0.4% of Total Investments)
5,000 National Finance Authority, New Hampshire, Hospital Facilities Revenue
Bonds, Saint Elizabeth Medical Center, Inc., Series 2021A, 4.000%,
5/01/51
5/31 at 100.00 AA   4,963,450
3,500 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Catholic Medical Center, Series 2012, 4.000%, 7/01/32
3/23 at 100.00 Baa3   3,501,190
4,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%,
8/01/35
2/28 at 100.00 A   4,321,080
5,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%,
8/01/59
No Opt. Call A   5,465,800
17,500 Total New Hampshire 18,251,520
New Jersey - 5.2% (3.2% of Total Investments)
905 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
3/23 at 100.00 A-   906,584
5,000 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%,
11/01/40
11/29 at 100.00 BBB   5,299,800
New Jersey Economic Development Authority, Private
Activity Bonds, The Goethals Bridge Replacement
Project, Series 2013:
1,965 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 A-   1,992,451
1,865 5.125%, 1/01/39 - AGM Insured, (AMT) 1/24 at 100.00 A-   1,887,753
1,585 5.125%, 7/01/42 - AGM Insured, (AMT) 1/24 at 100.00 A-   1,602,911
6,030 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call BBB+   6,402,292
2,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31,
(Pre-refunded 12/15/26)
12/26 at 100.00 BBB+  (4) 2,247,620
6,770 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 - NPFG Insured
No Opt. Call BBB+   7,585,311
2,825 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2014UU, 5.000%, 6/15/30, (Pre-refunded
6/15/24)
6/24 at 100.00 BBB  (4) 2,926,304
2,410 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50
12/30 at 100.00 BBB+   2,294,922
8,415 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA-   8,728,711

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 5,275 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 4.000%,
7/01/51
7/31 at 100.00 AA-   $ 5,149,244
1,235 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 BB-   1,260,577
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series
2016A-1:
2,020 5.000%, 6/15/28 6/26 at 100.00 Baa1   2,177,055
3,340 5.000%, 6/15/29 6/26 at 100.00 A3   3,593,873
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26
No Opt. Call BBB+   889,920
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
21,120 0.010%, 12/15/28 - AMBAC Insured No Opt. Call BBB+   17,591,693
10,000 0.000%, 12/15/32 - AGM Insured No Opt. Call A-   7,127,400
20,000 0.000%, 12/15/33 - AGM Insured No Opt. Call A-   13,618,400
25,000 0.000%, 12/15/35 - AMBAC Insured No Opt. Call BBB+   15,013,500
30,000 0.000%, 12/15/36 - AMBAC Insured No Opt. Call BBB+   17,012,700
2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/32
No Opt. Call BBB   1,407,620
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2015AA:
1,690 5.250%, 6/15/33 6/25 at 100.00 BBB+   1,773,993
2,840 5.000%, 6/15/45 6/25 at 100.00 BBB+   2,892,597
2,800 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/36
12/28 at 100.00 BBB   3,008,404
665 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 BBB+   666,629
8,375 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/45
12/30 at 100.00 BBB+   8,087,486
2,460 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%,
1/01/34
1/28 at 100.00 A2   2,581,795
5,250 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B,
5.250%, 1/01/52, (UB) (WI/DD, Settling 11/03/22) (8)
1/33 at 100.00 A1   5,882,415
570 Rutgers State University, New Jersey, Revenue Bonds, Refunding Series
2013L, 5.000%, 5/01/43, (Pre-refunded 5/01/23)
5/23 at 100.00 A+  (4) 573,796
3,905 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 Baa2   4,099,274
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
3,215 5.000%, 6/01/36 6/28 at 100.00 A-   3,402,145
1,405 5.000%, 6/01/46 6/28 at 100.00 BBB+   1,450,635
1,380 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   1,394,021
195,315 Total New Jersey 162,529,831
New Mexico - 0.5% (0.3% of Total Investments)
3,370 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A, 5.000%,
8/01/46
11/27 at 100.00 Aa3   3,551,677

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico (continued)
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2019A:
$ 1,575 5.000%, 8/01/44 8/29 at 100.00 Aa3   $ 1,681,942
7,000 4.000%, 8/01/48 8/29 at 100.00 Aa3   6,827,170
2,845 Santa Fe County, New Mexico, Correctional System Gross Receipts Tax
Revenue Bonds, Series 1997, 6.000%, 2/01/27 - AGM Insured
No Opt. Call A1   3,043,553
14,790 Total New Mexico 15,104,342
New York - 9.6% (5.9% of Total Investments)
6,600 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/44
No Opt. Call Ba1   2,189,484
490 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Catholic Health System, Inc. Project, Series
2015, 5.250%, 7/01/35
7/25 at 100.00 Caa2   440,647
3,125 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 A-   3,136,469
Dormitory Authority of the State of New York, Revenue
Bonds, North Shore Long Island Jewish Obligated Group,
Series 2015A:
1,680 4.125%, 5/01/42 5/25 at 100.00 A-   1,684,939
3,195 5.000%, 5/01/43 5/25 at 100.00 A-   3,264,619
600 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/34, 144A
6/27 at 100.00 BBB-   608,880
3,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 5.000%, 3/15/46
3/32 at 100.00 AA+   3,312,030
4,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2019A. Bidding Group
1,2,3,4, 5.000%, 3/15/44
3/29 at 100.00 N/R   4,332,280
20,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47
2/30 at 100.00 Aa1   19,708,000
5,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call BBB+   5,763,550
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2014A:
1,155 4.000%, 9/01/39 - AGM Insured 9/24 at 100.00 A2   1,164,460
3,000 5.000%, 9/01/39 9/24 at 100.00 A   3,082,920
860 5.000%, 9/01/44 9/24 at 100.00 A   878,163
5,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018, 5.000%, 9/01/37
9/28 at 100.00 A   5,496,650
10,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Refunding Series 2012A, 0.000%, 11/15/32
No Opt. Call AA   7,143,200
5,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2013A, 5.000%, 11/15/38
5/23 at 100.00 BBB+   5,009,400
New York City Industrial Development Agency, New
York, Civic Facility Revenue Bonds, Bronx Parking
Development Company, LLC Project, Series 2007:
500 0.000%, 10/01/37 (5) 3/23 at 100.00 N/R   400,000
1,000 2.350%, 10/01/46 (5) 3/23 at 100.00 N/R   800,000
5,900 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Series BB, 5.000%, 6/15/46
6/23 at 100.00 AA+   5,937,701

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+   $ 5,014,300
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
5/23 at 100.00 Aa1   5,019,900
2,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40
5/26 at 100.00 Aa1   2,126,120
3,760 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43
2/27 at 100.00 Aa1   3,995,564
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/41
5/28 at 100.00 Aa1   5,406,800
20,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2019 Subseries C-1, 4.000%,
11/01/42
5/29 at 100.00 Aa1   20,016,200
9,530 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, 4.000%,
8/01/45
8/31 at 100.00 Aa1   9,420,119
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%,
2/01/47
2/32 at 100.00 Aa1   5,539,600
2,060 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 AA-   2,188,956
11,000 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
A-1, 4.000%, 8/01/42
8/29 at 100.00 AA-   11,002,640
New York City, New York, General Obligation Bonds,
Fiscal 2021 Series F-1:
2,000 5.000%, 3/01/44 3/31 at 100.00 AA-   2,202,080
3,000 5.000%, 3/01/50 3/31 at 100.00 AA-   3,272,730
5 New York City, New York, General Obligation Bonds, Fiscal Series
2005M, 5.000%, 4/01/24
3/23 at 100.00 AA-   5,011
2,000 New York Convention Center Development Corporation, New York,
Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015,
5.000%, 11/15/45
11/25 at 100.00 A2   2,054,300
240 New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through
Bonds, Series 2000B, 6.500%, 6/01/35
3/23 at 100.00 Baa1   240,182
1,235 New York Counties Tobacco Trust VI, New York, Tobacco Settlement
Pass-Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35
No Opt. Call A-   1,267,863
25,170 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   25,134,762
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020C:
13,370 5.000%, 3/15/47 9/30 at 100.00 Aa1   14,582,926
4,120 5.000%, 3/15/50 9/30 at 100.00 N/R   4,481,695
2,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%, 3/15/46
9/32 at 100.00 N/R   2,221,000
19,000 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Empire Series 2021A, 4.000%, 3/15/47
9/31 at 100.00 N/R   18,664,270
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
2,000 4.000%, 7/01/35 - AGM Insured, (AMT) 7/24 at 100.00 BBB   2,005,320

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 19,700 5.000%, 7/01/46, (AMT) 7/24 at 100.00 Baa2   $ 19,712,411
23,490 5.250%, 1/01/50, (AMT) 7/24 at 100.00 Baa2   23,559,061
New York Transportation Development Corporation,
New York, Special Facility Revenue Bonds, American
Airlines, Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
145 5.000%, 8/01/26, (AMT) 2/23 at 100.00 B-   145,026
5,940 5.000%, 8/01/31, (AMT) 2/23 at 100.00 B-   5,940,000
3,805 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 B-   3,924,097
3,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2022, 5.000%, 12/01/39, (AMT)
12/32 at 100.00 N/R   3,132,900
3,050 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2018, 5.000%, 1/01/33, (AMT)
1/28 at 100.00 BB+   3,182,736
1,310 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/43,
(AMT)
12/23 at 100.00 A+   1,322,917
4,320 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38
12/23 at 100.00 A+   4,394,218
5,000 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Eleventh Series 2018, 5.000%, 9/01/48
9/28 at 100.00 AA-   5,388,100
2,000 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Twenty-One Series 2020, 4.000%, 7/15/50,
(AMT)
7/30 at 100.00 A+   1,910,600
Syracuse Industrial Development Authority, New
York, PILOT Revenue Bonds, Carousel Center Project,
Refunding Series 2016A:
2,835 5.000%, 1/01/29, (AMT) 1/26 at 100.00 C   2,421,600
2,700 5.000%, 1/01/34, (AMT) 1/26 at 100.00 C   2,036,961
TSASC Inc., New York, Tobacco Asset-Backed Bonds,
Series 2006:
1,250 5.000%, 6/01/45 6/27 at 100.00 CCC+   1,191,712
2,850 5.000%, 6/01/48 6/27 at 100.00 N/R   2,682,164
303,990 Total New York 301,160,233
North Carolina - 1.8% (1.1% of Total Investments)
12,250 Fayetteville State University, North Carolina, General Revenue Bonds,
Series 2013A, 5.125%, 4/01/43
4/23 at 100.00 BBB+   12,299,245
2,500 Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2022A, 5.500%, 7/01/47 - AGM
Insured, (AMT)
7/32 at 100.00 N/R   2,767,675
5,730 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54, (AMT)
6/25 at 100.00 BBB   5,750,456
11,145 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49
1/30 at 100.00 A2   11,120,815
1,570 North Carolina Medical Care Commission,  Retirement Facilities First
Mortgage Revenue Bonds, Southminster Project, Refunding Series
2016, 5.000%, 10/01/31
10/24 at 102.00 N/R   1,554,661
9,245 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Novant Health Obligated Group, Series 2019A,
4.000%, 11/01/49
11/29 at 100.00 AA-   9,264,415

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 500 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015A, 5.000%, 1/01/32
1/26 at 100.00 A   $ 533,975
11,480 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 BBB   11,967,441
54,420 Total North Carolina 55,258,683
North Dakota - 0.2% (0.1% of Total Investments)
5,000 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 4.000%, 12/01/47
12/27 at 100.00 BBB-   4,332,050
700 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017,
5.000%, 12/01/36
12/26 at 100.00 N/R   652,218
2,000 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 4.000%, 6/01/46 - AGM Insured
6/30 at 100.00 A1   1,957,400
7,700 Total North Dakota 6,941,668
Ohio - 4.1% (2.5% of Total Investments)
6,250 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016, 5.250%, 11/15/46
11/26 at 100.00 BBB+   6,396,125
6,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 4.000%, 8/01/36
2/28 at 100.00 A+   6,114,780
1,340 Bowling Green State University, Ohio, General Receipts Bonds, Series
2017B, 5.000%, 6/01/45
6/27 at 100.00 A+   1,417,908
24,740 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   3,305,017
1,580 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+   1,454,501
38,970 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   37,216,350
Butler County, Ohio,  Hospital Facilities Revenue Bonds,
UC Health, Refunding Series 2017:
3,960 4.000%, 11/15/34 11/27 at 100.00 A3   4,028,587
3,000 4.000%, 11/15/35 11/27 at 100.00 A3   3,024,900
Cleveland-Cuyahoga County Port Authroity, Ohio,
Cultural Facility Revenue Bonds, The Cleveland Museum
of Natural History Project, Series 2021:
205 4.000%, 7/01/40 7/31 at 100.00 A3   208,184
300 4.000%, 7/01/41 7/31 at 100.00 A3   302,964
2,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-
1, 5.000%, 12/01/51
6/29 at 100.00 N/R   2,003,040
4,795 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield
Medical Center Project, Series 2013, 5.000%, 6/15/43
6/23 at 100.00 Ba3   4,732,281
8,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc.
Obligated Group Project, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 A+   8,273,600
8,360 Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital
System, Inc., Refunding Series 2015, 5.000%, 8/15/45, (Pre-refunded
8/15/25)
8/25 at 100.00 Baa1  (4) 8,880,075

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 2,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/33
3/23 at 100.00 Ba2   $ 2,001,160
3,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   2,670,930
4,350 Ohio Higher Educational Facility Commission, Revenue Bonds,
University of Dayton, Series 2015A, 5.000%, 12/01/44
6/25 at 100.00 A2   4,506,426
3,710 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 0.000%, 2/15/36
2/31 at 100.00 A+   4,428,219
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior
Lien Series 2018A:
3,375 4.000%, 2/15/38 2/28 at 100.00 A+   3,461,535
16,325 5.000%, 2/15/43 2/28 at 100.00 N/R   17,654,998
5,450 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   5,222,244
725 Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein
Homes Obligated Group, Refunding Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 A   682,065
148,435 Total Ohio 127,985,889
Oklahoma - 0.3% (0.2% of Total Investments)
1,800 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/41
8/32 at 100.00 N/R   1,788,066
3,000 Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue
Bonds, Series 2013A, 5.625%, 6/01/43, (Pre-refunded 6/01/23), (AMT)
6/23 at 100.00 Baa1  (4) 3,029,400
4,985 Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue
Bonds, Series 2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/24) - BAM
Insured, (AMT)
6/24 at 100.00 Baa1  (4) 5,132,207
1,000 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017,
5.250%, 11/15/37
11/25 at 102.00 BBB-   1,022,390
10,785 Total Oklahoma 10,972,063
Oregon - 2.5% (1.6% of Total Investments)
2,435 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest
Series 2017D, 5.000%, 6/15/36
6/27 at 100.00 AA+   2,636,058
725 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.250%, 11/15/50
11/25 at 102.00 N/R   673,039
4,875 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%,
1/01/48
1/26 at 100.00 A   4,980,983
2,410 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project,
Series 2022A, 5.000%, 6/01/52
6/32 at 100.00 N/R   2,543,851
3,085 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/40
10/30 at 100.00 BBB+   3,217,007
1,500 Oregon Health and Science University, Revenue Bonds, Refunding
Series 2016B, 5.000%, 7/01/39
7/26 at 100.00 AA-   1,578,435
Port of Portland, Oregon, International Airport Revenue
Bonds, Series 2017-24B:
3,255 5.000%, 7/01/35, (AMT) 1/27 at 100.00 N/R   3,435,392

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
$ 1,000 5.000%, 7/01/37, (AMT) 1/27 at 100.00 A+   $ 1,047,320
7,645 5.000%, 7/01/47, (AMT) 1/27 at 100.00 A+   7,875,573
15,440 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Project, Refunding Series 2016A, 5.000%, 5/15/46
5/26 at 100.00 A+   15,910,766
33,870 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 4.000%, 5/15/49
5/29 at 100.00 A+   33,524,187
2,000 University of Oregon, General Revenue Bonds, Series 2018A, 5.000%,
4/01/48
4/28 at 100.00 AA-   2,136,800
78,240 Total Oregon 79,559,411
Pennsylvania - 6.1% (3.8% of Total Investments)
7,500 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 5.000%, 4/01/47
4/28 at 100.00 A   7,713,750
3,765 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue
Bonds, Series 2020B, 4.000%, 6/01/50
12/30 at 100.00 A+   3,724,037
3,800 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call BBB-   3,800,456
345 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34
6/28 at 100.00 A   380,173
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2017:
3,500 5.000%, 7/01/37 7/27 at 100.00 A   3,799,390
8,385 5.000%, 7/01/42 7/27 at 100.00 A   8,858,417
16,515 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 A2   17,201,033
Lehigh County Authority, Pennsylvania, Water and
Sewer Revenue Bonds, Allentown Concession, Capital
Appreciation Series 2013B:
5,400 0.000%, 12/01/33 No Opt. Call A   3,694,734
11,000 0.000%, 12/01/38 No Opt. Call A   5,744,310
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
2,875 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R  (4) 2,940,234
2,500 5.125%, 12/01/47 12/23 at 100.00 A   2,510,900
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas
Jefferson University, Series 2018A:
2,400 5.000%, 9/01/35 9/28 at 100.00 A   2,590,920
5,210 5.000%, 9/01/43 9/28 at 100.00 A   5,419,546
500 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2019, 4.000%, 9/01/44
9/29 at 100.00 A   488,645
3,430 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 N/R  (4) 3,610,418
1,900 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2020, 4.000%, 11/15/43
11/27 at 103.00 A-   1,644,925
5,155 Neshaminy School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2022, 4.000%, 11/01/46
5/30 at 100.00 N/R   5,292,432

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 235 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding
Series 2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R   $ 237,077
9,575 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%,
8/15/44
8/29 at 100.00 Aa3   9,411,459
16,750 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A3   19,195,500
4,305 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A1   4,429,716
6,935 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2021B, 5.000%, 12/01/51
6/31 at 100.00 A+   7,481,270
3,635 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B, 5.250%, 12/01/52
12/32 at 100.00 A1   4,047,645
2,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Lien Series 2014A-1, 5.000%, 12/01/38
12/24 at 100.00 A3   2,050,620
14,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 A1   16,372,675
6,890 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015B-1, 5.000%, 12/01/45
12/25 at 100.00 A3   7,130,323
5,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2016A-1, 5.000%, 12/01/46
12/25 at 100.00 A3   5,154,100
9,240 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 A3   8,766,080
8,360 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46 - BAM Insured
9/31 at 100.00 A1   8,296,297
7,400 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 A-   7,616,154
2,150 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, First Lien Series 2020B, 4.000%, 9/01/50 -
AGM Insured
9/30 at 100.00 A2   2,114,504
10,000 Westmoreland County Municipal Authority, Pennsylvania, Municipal
Service Revenue Bonds, Series 2016, 5.000%, 8/15/38 - BAM Insured
8/25 at 100.00 AA   10,422,800
191,155 Total Pennsylvania 192,140,540
Puerto Rico - 1.5% (1.0% of Total Investments)
3,270 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
3/23 at 100.00 Ba1   3,271,013
465 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call AA+   472,626
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
36 0.000%, 7/01/24 No Opt. Call N/R   33,931
90 0.000%, 7/01/27 No Opt. Call N/R   74,321
88 0.000%, 7/01/29 7/28 at 98.64 N/R   65,953
114 0.000%, 7/01/31 7/28 at 91.88 N/R   76,924
128 0.000%, 7/01/33 7/28 at 86.06 N/R   77,644
1,093 4.500%, 7/01/34 7/25 at 100.00 N/R   1,098,246
3,291 4.550%, 7/01/40 7/28 at 100.00 N/R   3,244,926
2,796 0.000%, 7/01/46 7/28 at 41.38 N/R   771,277
17,208 0.000%, 7/01/51 7/28 at 30.01 N/R   3,596,644
5,000 4.750%, 7/01/53 7/28 at 100.00 N/R   4,767,900
24,935 5.000%, 7/01/58 7/28 at 100.00 N/R   24,629,297

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
$ 3,875 4.329%, 7/01/40 7/28 at 100.00 N/R   $ 3,719,303
20 4.536%, 7/01/53 7/28 at 100.00 N/R   18,410
2,484 4.784%, 7/01/58 7/28 at 100.00 N/R   2,375,424
64,893 Total Puerto Rico 48,293,839
Rhode Island - 0.5% (0.3% of Total Investments)
7,230 Rhode Island Health and Educational Building Corporation, Higher
Education Facility Revenue Bonds, Brown University, Series 2013,
5.000%, 9/01/43
9/23 at 100.00 AA+   7,301,071
3,320 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Lifespan Obligated Group, Refunding
Series 2016, 5.000%, 5/15/39
5/26 at 100.00 BBB+   3,372,157
30,175 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
2/23 at 17.70 CCC-   5,033,190
40,725 Total Rhode Island 15,706,418
South Carolina - 4.0% (2.5% of Total Investments)
Lexington County Health Services District, Inc., South
Carolina, Hospital Revenue Bonds, Lexington Medical
Center, Series 2016:
7,500 5.000%, 11/01/41 5/26 at 100.00 A   7,705,650
3,180 5.000%, 11/01/46 5/26 at 100.00 A   3,227,478
Piedmont Municipal Power Agency, South Carolina,
Electric Revenue Bonds, Series 2004A-2:
21,565 0.000%, 1/01/30 - AMBAC Insured No Opt. Call A-   17,495,253
1,250 0.000%, 1/01/31 - AGC Insured No Opt. Call A-   991,150
4,610 Rock Hill, South Carolina, Combined Utility System Revenue Bonds,
Series 2016, 5.000%, 1/01/47
1/26 at 100.00 A   4,778,357
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop
Gadsden Episcopal Retirement Community, Series
2019A:
645 5.000%, 4/01/44 4/26 at 103.00 BBB-   606,448
625 5.000%, 4/01/49 4/26 at 103.00 BBB-   575,375
1,640 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Furman University, Refunding Series
2015, 5.000%, 10/01/45
10/25 at 100.00 A1   1,712,455
1,000 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, McLeod Health Projects, Refunding & Improvement
Series 2018, 5.000%, 11/01/43
5/28 at 100.00 AA-   1,049,090
8,150 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50
6/25 at 100.00 A-   8,222,861
12,760 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46
12/24 at 100.00 A-   12,872,671
9,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A-   9,105,840
2,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/52
6/32 at 100.00 N/R   2,342,050
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022B:
8,855 4.000%, 12/01/39 6/32 at 100.00 N/R   8,845,791

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 5,335 4.000%, 12/01/43 6/32 at 100.00 N/R   $ 5,214,002
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Series 2014A:
6,615 5.000%, 12/01/49 6/24 at 100.00 A-   6,650,589
3,455 5.500%, 12/01/54 6/24 at 100.00 A-   3,504,717
South Carolina State Ports Authority, Revenue Bonds,
Series 2015:
4,140 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 A+  (4) 4,368,652
860 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 A1  (4) 907,498
South Carolina State Ports Authority, Revenue Bonds,
Series 2018:
5,350 5.000%, 7/01/48, (AMT) 7/28 at 100.00 A+   5,550,411
8,000 5.000%, 7/01/55, (AMT) 7/28 at 100.00 A+   8,279,600
10,000 South Carolina State Ports Authority, Revenue Bonds, Series 2019B,
5.000%, 7/01/44, (AMT)
7/29 at 100.00 N/R   10,485,300
127,035 Total South Carolina 124,491,238
South Dakota - 0.9% (0.6% of Total Investments)
11,320 South Dakota Board of Regents, Housing and Auxiliary Facilities System
Revenue Bonds, Series 2017, 4.000%, 4/01/42
10/27 at 100.00 Aa3   11,385,090
South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Regional Health, Refunding Series 2017:
2,685 4.000%, 9/01/36 9/27 at 100.00 A1   2,725,839
5,915 5.000%, 9/01/40 9/27 at 100.00 A1   6,068,731
1,000 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/44
11/24 at 100.00 A+   1,013,100
7,665 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 A+   7,792,392
28,585 Total South Dakota 28,985,152
Tennessee - 1.2% (0.8% of Total Investments)
9,000 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/36
7/28 at 100.00 A-   9,618,660
17,000 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A,
5.000%, 1/01/42
1/27 at 100.00 A   17,520,030
Metropolitan Nashville Airport Authority, Tennessee,
Airport Improvement Revenue Bonds, Series 2022B:
4,500 5.250%, 7/01/47, (AMT), (UB) (8) 7/32 at 100.00 A1   4,891,095
2,000 5.500%, 7/01/52, (AMT), (UB) (8) 7/32 at 100.00 A1   2,201,800
4,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006A, 5.250%, 9/01/26
No Opt. Call BBB+   4,171,640
36,500 Total Tennessee 38,403,225
Texas - 17.9% (11.0% of Total Investments)
1,975 Allen Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2016, 5.000%, 2/15/39
2/26 at 100.00 AAA   2,096,956
Austin, Texas, Airport System Revenue Bonds, Series
2015:
3,000 5.000%, 11/15/39, (AMT) 11/24 at 100.00 A   3,058,920
3,040 5.000%, 11/15/44, (AMT) 11/24 at 100.00 A+   3,085,387
4,500 Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%,
11/15/46, (AMT)
11/26 at 100.00 A   4,626,360

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 16,615 Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%,
11/15/44, (AMT)
11/29 at 100.00 A   $ 17,521,847
Austin, Texas, Electric Utility System Revenue Bonds,
Refunding Series 2015A:
3,000 5.000%, 11/15/38 11/25 at 100.00 Aa3   3,155,280
13,705 5.000%, 11/15/45, (UB) (8) 11/25 at 100.00 AA-   14,223,734
5,000 Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Series 2013A, 5.000%, 11/15/43
5/23 at 100.00 AA-   5,036,400
1,450 Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Series 2016, 5.000%, 11/15/41
11/26 at 100.00 AA-   1,545,628
Bell County Water Control Improvement District 1, Texas,
Water Revenue Bonds, Series 2014:
1,000 5.000%, 7/10/37 - BAM Insured 7/23 at 100.00 A1   1,007,240
1,575 5.000%, 7/10/38 - BAM Insured 7/23 at 100.00 A1   1,586,198
Bexar County, Texas, Venue Project Revenue Bonds,
Refunding Combined Venue Tax Series 2015:
1,060 5.000%, 8/15/34, (Pre-refunded 8/15/24) - AGM Insured 8/24 at 100.00 A-  (4) 1,101,997
1,160 5.000%, 8/15/35, (Pre-refunded 8/15/24) - AGM Insured 8/24 at 100.00 A-  (4) 1,205,959
2,000 Brownsville, Texas, Utility System Revenue Bonds, Refunding Series
2015, 5.000%, 9/01/31
9/25 at 100.00 A-   2,122,260
Central Texas Regional Mobility Authority, Revenue
Bonds, Senior Lien Series 2010:
2,945 0.000%, 1/01/36 No Opt. Call Baa1   1,797,628
2,205 0.000%, 1/01/37 No Opt. Call Baa1   1,264,634
2,160 0.000%, 1/01/38 No Opt. Call Baa1   1,172,923
1,000 0.000%, 1/01/40 No Opt. Call Baa1   484,790
Central Texas Regional Mobility Authority, Revenue
Bonds, Senior Lien, Series 2015A:
2,600 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A-  (4) 2,769,260
3,035 5.000%, 1/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 A-  (4) 3,232,579
1,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/43
8/23 at 100.00 A-   1,012,960
Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter
School, Series 2013A:
1,000 4.350%, 12/01/42 3/23 at 100.00 BBB-   981,150
1,000 4.400%, 12/01/47 3/23 at 100.00 BBB-   963,930
2,000 Corpus Christi, Texas, Utility System Revenue Bonds, Improvement
Junior Lien Series 2013, 5.000%, 7/15/43, (Pre-refunded 7/15/23)
7/23 at 100.00 AA-  (4) 2,023,620
1,175 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 12/01/36, (Pre-refunded 12/01/24)
12/24 at 100.00 Aa2  (4) 1,230,860
1,680 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/48, (Pre-refunded 12/01/25)
12/25 at 100.00 Aa2  (4) 1,807,747
1,230 Danbury Higher Education Authority, Texas, Charter School Revenue
Bonds, John H. Wood Jr. Public Charter District, Inspire Academies,
Series 2013A, 6.000%, 8/15/28, (Pre-refunded 8/15/23)
8/23 at 100.00 N/R  (4) 1,251,611
200 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BB+   201,526
5,000 Deer Park Independent School District, Harris County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/47
8/32 at 100.00 N/R   5,674,750
1,000 El Paso County Hospital District, Texas, General Obligtion Bonds,
Refunding Series 2013, 5.000%, 8/15/33
8/23 at 100.00 BBB+   1,010,020

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 7,760 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Frst Tier Series 2013A, 5.125%, 10/01/43
10/23 at 100.00 BBB+   $ 7,805,318
Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Refunding First Tier Series 2020C:
10,000 4.000%, 10/01/49 4/30 at 100.00 A2   9,771,300
1,000 4.000%, 10/01/49 - AGM Insured 4/30 at 100.00 A1   1,003,370
10,760 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-
refunded 10/01/23)
10/23 at 100.00 N/R  (4) 10,939,046
5,295 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2018A. Tela Supported, 5.000%,
10/01/48
4/28 at 100.00 AA   5,626,361
4,105 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Tender Option Bond Trust 2015-XF0228, 13.281%, 11/01/44,
(Pre-refunded 10/01/23), 144A, (IF) (8)
10/23 at 100.00 N/R  (4) 4,378,393
4,960 Gulf Coast Industrial Development Authority, Texas, Solid Waste
Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series
1995, 4.875%, 5/01/25, (AMT)
3/23 at 100.00 B3   4,961,290
Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015:
1,895 4.000%, 12/01/45 6/25 at 100.00 AA   1,856,304
4,480 5.000%, 12/01/45 6/25 at 100.00 AA   4,572,602
Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young
Men's Christian Association of the Greater Houston Area,
Series 2013A:
1,615 5.000%, 6/01/28 6/23 at 100.00 Baa2   1,593,359
3,000 5.000%, 6/01/38 6/23 at 100.00 Baa2   2,735,430
5,150 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2016A, 5.000%, 8/15/41
8/26 at 100.00 AA   5,446,434
5,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2018A, 4.000%, 8/15/48
2/28 at 100.00 AA   4,962,000
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Capital Appreciation Refunding Senior Lien Series
2014A:
510 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 A1   213,598
1,020 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 A1   404,573
1,255 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 A1   472,658
3,305 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 A1   1,178,365
4,460 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 A1   1,503,689
6,500 0.000%, 11/15/47 - AGM Insured 11/31 at 46.45 A2   1,964,625
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Junior Lien Series 2001H:
495 0.000%, 11/15/24 - NPFG Insured No Opt. Call BB+   464,978
105 0.000%, 11/15/24 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 100,252
4,390 0.000%, 11/15/29 - NPFG Insured No Opt. Call BB+   3,403,654
50 0.000%, 11/15/29 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 42,060
105 0.000%, 11/15/30 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 85,719
625 0.000%, 11/15/30 - NPFG Insured No Opt. Call BB+   463,625
7,570 0.000%, 11/15/31 - NPFG Insured No Opt. Call BB+   5,358,576
210 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 BB+   138,413
260 0.000%, 11/15/33 11/31 at 88.44 BB+   159,692
2,045 0.010%, 11/15/34 - NPFG Insured 11/31 at 83.17 BB+   1,166,100
1,130 0.010%, 11/15/36 - NPFG Insured 11/31 at 73.51 BB+   553,508
4,370 0.010%, 11/15/38 - NPFG Insured 11/31 at 64.91 BB+   1,867,170

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,260 0.010%, 11/15/39 - NPFG Insured 11/31 at 60.98 BB+   $ 900,000
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Refunding Second Lien Series 2014C:
600 5.000%, 11/15/33 11/24 at 100.00 BBB-   616,338
400 5.000%, 11/15/34 11/24 at 100.00 BBB-   410,056
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Refunding Senior Lien Series 2014A:
1,000 5.000%, 11/15/28 11/24 at 100.00 BBB   1,033,100
1,000 5.000%, 11/15/30 11/24 at 100.00 BBB   1,032,660
3,440 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior
Lien Series 2001G, 0.010%, 11/15/41 - NPFG Insured
11/31 at 53.78 BBB   1,208,300
1,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 BB   546,280
1,000 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 4.000%,
12/01/39
12/31 at 100.00 N/R   953,770
7,570 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018A, 5.000%, 7/01/41, (AMT)
7/28 at 100.00 A   7,962,202
5,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Technical Operations Center Project, Series 2018,
5.000%, 7/15/28, (AMT)
No Opt. Call B   5,168,950
380 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%,
7/01/29, (AMT)
7/24 at 100.00 B   384,055
1,885 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B-   1,937,460
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-
2, 5.000%, 7/15/27, (AMT)
No Opt. Call B-   1,027,950
1,015 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding
Series 2014, 5.000%, 9/01/34
9/24 at 100.00 A   1,035,493
Houston, Texas, Hotel Occupancy Tax and Special
Revenue Bonds, Convention and Entertainment Project,
Series 2001B:
3,250 0.000%, 9/01/25 - AMBAC Insured No Opt. Call A2   3,016,975
4,130 0.000%, 9/01/26 - AMBAC Insured No Opt. Call A1   3,726,499
3,130 0.000%, 9/01/30 - AMBAC Insured No Opt. Call A   2,465,657
12,030 0.000%, 9/01/31 - AMBAC Insured No Opt. Call A   9,133,056
1,470 0.000%, 9/01/32 - AMBAC Insured No Opt. Call A   1,074,394
1,360 Jacksonville Independent School District, Cherokee County, Texas,
General Obligation Bonds, School Building Series 2014, 5.000%,
2/15/39, (Pre-refunded 2/15/24)
2/24 at 100.00 Aaa  (4) 1,395,251
2,675 Laredo Community College District, Webb County, Texas, General
Obligation Bonds, Series 2014, 5.000%, 8/01/34, (Pre-refunded
8/01/24)
8/24 at 100.00 AA-  (4) 2,780,368
Leander Independent School District, Williamson and
Travis Counties, Texas, General Obligation Bonds,
Refunding Series 2015A:
8,000 4.000%, 8/15/37 8/25 at 100.00 AAA   8,101,760
2,275 5.000%, 8/15/40 8/25 at 100.00 AAA   2,373,439
1,750 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015, 5.000%, 11/01/35, (AMT)
11/25 at 100.00 A-   1,809,255

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 6,500 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2016, 5.000%, 5/15/46
5/26 at 100.00 A   $ 6,742,840
9,180 Matagorda County Navigation District 1, Texas, Collateralized Revenue
Refunding Bonds, Houston Light and Power Company, Series 1997,
5.125%, 11/01/28 - AMBAC Insured, (AMT)
No Opt. Call A   10,020,980
McCamey County Hospital District, Texas, General
Obligation Bonds, Series 2013:
1,000 5.750%, 12/01/33 12/25 at 100.00 B1   1,031,330
3,000 6.125%, 12/01/38 12/25 at 100.00 B1   3,076,950
3,470 Midland, Texas, General Obligation Bonds, Refunding Series 2022B,
5.000%, 3/01/47
3/32 at 100.00 N/R   3,875,816
2,835 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
2/23 at 104.00 BB-   2,821,817
4,735 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
5.000%, 4/01/46 - AGM Insured
4/24 at 100.00 A2   4,774,158
460 North Central Texas Health Facilities Development Corporation, Hospital
Revenue Bonds, Presbyterian Healthcare System, Series 1996A,
5.750%, 6/01/26 - NPFG Insured, (ETM)
7/21 at 100.00 N/R  (4) 486,942
3,860 North Harris County Regional Water Authority, Texas, Water Revenue
Bonds, Refunding Senior Lien Series 2013, 5.000%, 12/15/33
3/23 at 100.00 A1   3,864,439
North Texas Tollway Authority, Special Projects System
Revenue Bonds, Convertible Capital Appreciation Series
2011C:
4,030 0.000%, 9/01/43, (Pre-refunded 9/01/31) (7) 9/31 at 100.00 N/R  (4) 5,214,659
8,470 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R  (4) 11,407,989
7,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-refunded
1/01/25)
1/25 at 100.00 A1  (4) 7,526,260
2,500 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/36 - AGC Insured
No Opt. Call A1   1,577,125
North Texas Tollway Authority, System Revenue Bonds,
Refunding Second Tier, Series 2015A:
13,355 5.000%, 1/01/33 1/25 at 100.00 A2   13,928,330
1,000 5.000%, 1/01/34 1/25 at 100.00 A2   1,041,840
1,425 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, Series 2010E, 0.000%, 10/01/35
No Opt. Call AA   957,329
205 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
2/24 at 100.00 Ba1   208,139
2,500 San Antonio, Texas, Airport System Revenue Bonds, Refunding Series
2012, 5.000%, 7/01/27, (AMT)
3/23 at 100.00 A   2,504,075
7,950 San Antonio, Texas, Water System Revenue Bonds, Junior Lien Series
2022B, 5.250%, 5/15/52
5/32 at 100.00 Aa2   8,916,322
1,000 San Antonio, Texas, Water System Revenue Bonds, Refunding Junior
Lien Series 2018A, 5.000%, 5/15/48
5/28 at 100.00 AA   1,065,400
1,925 Stephen F. Austin State University, Texas, Revenue Bonds, Refunding &
Improvement Series 2016, 5.000%, 10/15/42
10/28 at 100.00 A1   2,075,670
7,500 Tarrant County College District, Texas, General Obligation Bonds, Series
2022, 5.000%, 8/15/40
8/32 at 100.00 N/R   8,617,275

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 515 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series
2013, 5.125%, 9/01/33, (Pre-refunded 9/01/23)
9/23 at 100.00 A3  (4) $ 523,173
5,675 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022,
4.000%, 10/01/47
4/32 at 100.00 N/R   5,564,735
1,250 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2016A, 5.000%, 11/15/32
5/26 at 100.00 AA-   1,339,462
2,185 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2022D, 5.500%, 11/15/47
11/32 at 100.00 AA-   2,486,836
3,195 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53
7/32 at 100.00 A1   3,107,489
2,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series 2016A,
5.000%, 2/15/41
8/26 at 100.00 AA   2,074,140
2,015 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call A-   2,141,965
19,735 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll
Lanes Project, Series 2016, 5.000%, 12/31/55, (AMT)
12/25 at 100.00 Baa3   19,782,167
Texas Private Activity Bond Surface Transporation
Corporation, Senior Lien Revenue Bonds, NTE Mobility
Partners Segments 3 LLC Segments 3A & 3B Facility,
Series 2013:
1,335 7.000%, 12/31/38, (AMT) 9/23 at 100.00 Baa2   1,358,616
4,040 6.750%, 6/30/43, (AMT) 9/23 at 100.00 Baa2   4,102,216
34,395 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments
3C Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 Baa2   34,863,804
530 Texas Private Activity Bond Surface Transportation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed
Lanes Project, Refunding Senior Lien Series 2019A, 4.000%, 12/31/39
12/29 at 100.00 Baa2   500,145
1,200 Texas State, General Obligation Bonds, Texas Transportation
Commission, Highway Improvement Series 2014, 5.000%, 4/01/44,
(Pre-refunded 4/01/24)
4/24 at 100.00 AAA  (4) 1,236,456
2,000 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2014, 5.000%, 10/01/34, (Pre-
refunded 4/01/24)
4/24 at 100.00 AAA  (4) 2,060,760
Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding First Tier Series
2015B:
8,335 0.000%, 8/15/36 8/24 at 59.60 A3   4,663,266
10,960 5.000%, 8/15/37 8/24 at 100.00 A3   11,257,016
Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series
2015C:
2,100 5.000%, 8/15/33 8/24 at 100.00 Baa1   2,160,081
15,750 5.000%, 8/15/42 8/24 at 100.00 Baa1   16,004,520
1,875 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57
2/29 at 100.00 Baa3   1,906,106

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Texas Turnpike Authority, Central Texas Turnpike System
Revenue Bonds, First Tier Series 2002A:
$ 9,980 0.000%, 8/15/23 - AMBAC Insured No Opt. Call A3   $ 9,842,575
2,020 0.000%, 8/15/23 - AMBAC Insured, (ETM) No Opt. Call A3  (4) 1,993,114
3,830 0.000%, 8/15/24 - AMBAC Insured, (ETM) No Opt. Call A3  (4) 3,687,792
21,170 0.000%, 8/15/24 - AMBAC Insured No Opt. Call A3   20,317,061
Texas Water Development Board, State Water
Implementation Revenue Fund Bonds, Master Trust
Series 2017A:
10,000 4.000%, 10/15/42, (UB) (8) 10/27 at 100.00 AAA   10,100,300
5,000 5.000%, 10/15/42 (8) 10/27 at 100.00 AAA   5,397,900
16,600 5.000%, 10/15/42, (UB) (8) 10/27 at 100.00 AAA   17,921,028
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2018B, 5.000%, 4/15/49
10/28 at 100.00 AAA   5,386,200
2,500 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 N/R   2,477,375
17,220 University of Houston, Texas, Consolidated Revenue Bonds, Refunding
Series 2022A, 5.000%, 2/15/52
2/32 at 100.00 AA   18,882,591
2,490 Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Series 2018,
5.000%, 9/01/40
9/25 at 100.00 Baa2   2,523,739
1,735 Via Metropolitan Transit Advanced Transportation District, Texas, Sales
Tax Revenue Bonds, Refunding & Improvement Series 2014, 5.000%,
8/01/38, (Pre-refunded 8/01/24)
8/24 at 100.00 AA+  (4) 1,803,342
190 Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA
Mortgage-Backed Securities Program Single Family Mortgage
Revenue Bonds, Series 1994, 6.950%, 10/01/27, (AMT)
3/23 at 100.00 CC   190,625
780 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, Capital Appreciation Series 2015, 0.000%, 8/15/50,
(Pre-refunded 8/15/25)
8/25 at 35.55 Aaa  (4) 258,960
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
8,000 0.000%, 8/15/45 8/25 at 44.15 Aaa   3,027,360
1,000 0.000%, 8/15/45, (Pre-refunded 8/15/25) 8/25 at 44.15 Aaa  (4) 412,310
1,850 0.000%, 8/15/50, (Pre-refunded 8/15/25) 8/25 at 35.55 N/R  (4) 614,200
4,370 0.000%, 8/15/50 8/25 at 35.55 N/R   1,294,263
586,080 Total Texas 558,539,257
Utah - 2.0% (1.2% of Total Investments)
Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A:
15,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 A   15,586,050
12,055 5.000%, 7/01/47, (AMT) 7/27 at 100.00 A   12,407,126
Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2018A:
11,750 5.000%, 7/01/43, (AMT) 7/28 at 100.00 A   12,285,330
4,500 5.000%, 7/01/48, (AMT) 7/28 at 100.00 A   4,653,180
9,850 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 A   10,411,647
5,795 Utah Charter School Finance Authoirty, Charter School Revenue Bonds,
Hawthorn Academy Project, Series 2016, 5.000%, 10/15/46
4/26 at 100.00 AA   5,927,242
58,950 Total Utah 61,270,575

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virgin Islands - 0.4% (0.2% of Total Investments)
$ 3,825 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call N/R   $ 3,987,869
120 Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31
3/23 at 100.00 Aa3   120,167
1,800 Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33,
144A
9/25 at 100.00 A   1,857,024
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/27 - FGIC Insured
3/23 at 100.00 Baa2   2,025,560
2,240 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured, 144A
10/24 at 100.00 A1   2,289,549
730 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Refunding Series 2007A, 5.000%, 7/01/24
3/23 at 100.00 Caa3   714,195
10,715 Total Virgin Islands 10,994,364
Virginia - 1.9% (1.2% of Total Investments)
550 Amherst Industrial Development Authority, Virginia, Revenue Bonds,
Sweet Briar College, Series 2006, 5.000%, 9/01/26
3/23 at 100.00 BB   540,793
560 Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 4.000%,
7/01/45
7/30 at 100.00 A+   562,884
515 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (7)
7/28 at 100.00 BBB+   532,237
1,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB) (8)
5/28 at 100.00 Aa2   983,070
1,000 Fairfax County Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, FHA-Insured Mortgage - Cedar
Ridge Project, Series 2007, 4.850%, 10/01/48, (AMT)
3/23 at 100.00 AA+   1,004,130
16,445 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2022A, 4.000%, 7/01/52
7/32 at 100.00 AA   16,233,188
2,300 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021,
4.000%, 1/01/47
1/32 at 100.00 Baa1   2,182,309
6,250 Northern Virginia Transportation Commission, Transportation District
Special Obligation Revenue Bonds, Transforming Rail In Virginia
Program, Green Series 2022, 5.000%, 6/01/47
6/32 at 100.00 N/R   7,056,313
6,115 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
2/23 at 100.00 B-   5,938,582
15,605 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 Baa3   15,579,408
9,625 Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022, 5.000%,
12/31/47, (AMT)
12/32 at 100.00 Baa1   10,009,230
59,965 Total Virginia 60,622,144
Washington - 3.7% (2.3% of Total Investments)
2,000 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2014A, 5.000%, 7/01/40
7/24 at 100.00 AA-   2,055,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 2,375 Grant County Public Utility District 2, Washington, Revenue Bonds,
Priest Rapids Hydroelectric Project, Refunding Series 2015A, 5.000%,
1/01/41, (Pre-refunded 1/01/26)
1/26 at 100.00 Aa3  (4) $ 2,564,976
3,750 King County Public Hospital District 2, Washington, General Obligation
Bonds, EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45
12/29 at 100.00 Aa3   3,734,287
2,270 Port Everett, Washington, Revenue Bonds, Refunding Series 2016,
5.000%, 12/01/46
6/26 at 100.00 A2   2,396,802
Port of Seattle, Washington, Revenue Bonds,
Intermediate Lien Series 2018A:
6,000 5.000%, 5/01/36, (AMT) 5/27 at 100.00 A+   6,324,960
19,735 5.000%, 5/01/43, (AMT) 5/27 at 100.00 A+   20,480,786
1,145 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/44, (AMT)
4/29 at 100.00 A1   1,199,273
4,550 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Private Activity Series 2022B, 5.000%, 8/01/47, (AMT)
8/32 at 100.00 N/R   4,863,541
12,550 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Series 2021C, 5.000%, 8/01/46, (AMT)
8/31 at 100.00 A+   13,271,876
15,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 AA   14,784,600
4,290 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2022, 5.000%, 7/01/52
7/32 at 100.00 AA   4,765,375
10,000 Spokane Public Facilities District, Washington, Hotel, Motel, and Sales
Use Tax Revenue Bonds, Series 2013A, 5.000%, 5/01/43, (Pre-
refunded 6/01/23)
6/23 at 100.00 BBB+  (4) 10,082,600
4,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/32
3/23 at 100.00 A+   4,020,040
11,500 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2015A, 5.000%, 10/01/45, (UB)
4/25 at 100.00 Aa2   11,745,295
6,200 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase,
3.000%, 7/01/58
7/31 at 100.00 BBB-   4,046,802
2,410 Washington State Higher Education Facilities Authority, Revenue Bonds,
Seattle University, Series 2020, 4.000%, 5/01/50
5/30 at 100.00 A   2,310,106
320 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
3/23 at 100.00 BBB-   294,758
6,480 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2002-03C, 0.000%, 6/01/24 - NPFG Insured
No Opt. Call AA+   6,261,689
114,575 Total Washington 115,203,666
West Virginia - 1.0% (0.6% of Total Investments)
7,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 5.500%, 6/01/44, (Pre-refunded 6/01/23)
6/23 at 100.00 A  (4) 7,068,110
15,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Series 2018A,
5.000%, 6/01/52
6/28 at 100.00 A   15,250,500
2,000 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series
2017A, 5.000%, 6/01/47
6/27 at 100.00 A   2,042,300
6,750 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2021, 4.000%, 6/01/43
6/31 at 100.00 AA-   6,826,545
30,750 Total West Virginia 31,187,455

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin - 3.0% (1.8% of Total Investments)
$ 3,235 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Note
Series 2022-B4, 5.000%, 4/01/36 - AGM Insured
4/32 at 100.00 N/R   $ 3,615,565
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public
Facilities Corporation, First Tier Series 2018A-1:
34 0.000%, 1/01/47, 144A (5) No Opt. Call N/R   761
30 0.000%, 1/01/48, 144A (5) No Opt. Call N/R   635
29 0.000%, 1/01/49, 144A (5) No Opt. Call N/R   594
29 0.000%, 1/01/50, 144A (5) No Opt. Call N/R   537
28 0.000%, 1/01/51, 144A (5) No Opt. Call N/R   504
36 0.000%, 1/01/52, 144A (5) No Opt. Call N/R   614
36 0.000%, 1/01/53, 144A (5) No Opt. Call N/R   578
35 0.000%, 1/01/54, 144A (5) No Opt. Call N/R   529
34 0.000%, 1/01/55, 144A (5) No Opt. Call N/R   494
33 0.000%, 1/01/56, 144A (5) No Opt. Call N/R   463
1,811 5.500%, 7/01/56, 144A (5) 3/28 at 100.00 N/R   1,041,609
37 0.000%, 1/01/57, 144A (5) No Opt. Call N/R   486
36 0.000%, 1/01/58, 144A (5) No Opt. Call N/R   451
35 0.000%, 1/01/59, 144A (5) No Opt. Call N/R   420
34 0.000%, 1/01/60, 144A (5) No Opt. Call N/R   388
34 0.000%, 1/01/61, 144A (5) No Opt. Call N/R   363
33 0.000%, 1/01/62, 144A (5) No Opt. Call N/R   335
32 0.000%, 1/01/63, 144A (5) No Opt. Call N/R   313
31 0.000%, 1/01/64, 144A (5) No Opt. Call N/R   294
31 0.000%, 1/01/65, 144A (5) No Opt. Call N/R   273
33 0.000%, 1/01/66, 144A (5) No Opt. Call N/R   273
401 0.000%, 1/01/67, 144A (5) No Opt. Call N/R   2,993
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public
Facilities Corporation, Second Tier Series 2018B:
59 0.000%, 1/01/46, 144A (5) No Opt. Call N/R   1,414
59 0.000%, 1/01/47, 144A (5) No Opt. Call N/R   1,303
58 0.000%, 1/01/48, 144A (5) No Opt. Call N/R   1,235
58 0.000%, 1/01/49, 144A (5) No Opt. Call N/R   1,166
57 0.000%, 1/01/50, 144A (5) No Opt. Call N/R   1,075
62 0.000%, 1/01/51, 144A (5) No Opt. Call N/R   1,124
1,607 1.000%, 7/01/51, 144A (5) 3/28 at 100.00 N/R   962,638
62 0.000%, 1/01/52, 144A (5) No Opt. Call N/R   1,046
61 0.000%, 1/01/53, 144A (5) No Opt. Call N/R   985
61 0.000%, 1/01/54, 144A (5) No Opt. Call N/R   926
60 0.000%, 1/01/55, 144A (5) No Opt. Call N/R   870
59 0.000%, 1/01/56, 144A (5) No Opt. Call N/R   822
59 0.000%, 1/01/57, 144A (5) No Opt. Call N/R   773
58 0.000%, 1/01/58, 144A (5) No Opt. Call N/R   726
57 0.000%, 1/01/59, 144A (5) No Opt. Call N/R   689
57 0.000%, 1/01/60, 144A (5) No Opt. Call N/R   646
56 0.000%, 1/01/61, 144A (5) No Opt. Call N/R   603
56 0.000%, 1/01/62, 144A (5) No Opt. Call N/R   570
55 0.000%, 1/01/63, 144A (5) No Opt. Call N/R   536
54 0.000%, 1/01/64, 144A (5) No Opt. Call N/R   510
54 0.000%, 1/01/65, 144A (5) No Opt. Call N/R   477
53 0.000%, 1/01/66, 144A (5) No Opt. Call N/R   437
693 0.000%, 1/01/67, 144A (5) No Opt. Call N/R   5,175
5,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/36, (Pre-
refunded 7/01/23)
7/23 at 100.00 N/R  (4) 5,052,900
2,545 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1,
4.000%, 11/15/43
5/28 at 100.00 N/R   2,546,858

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 10,715 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Aspirus, Inc. Obligated Group, Inc. Project, Series 2021, 4.000%,
8/15/46
8/31 at 100.00 N/R   $ 10,275,042
5,810 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022B, 5.250%,
12/01/48
12/32 at 100.00 A2   6,307,568
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, PHW Muskego, Inc. Project, Series 2021:
1,690 4.000%, 10/01/41 10/28 at 102.00 N/R   1,396,413
2,000 4.000%, 10/01/61 10/28 at 102.00 N/R   1,433,100
2,500 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Agnesian HealthCare, Inc., Series 2017, 4.000%,
7/01/47
7/27 at 100.00 A+   2,503,325
10,225 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Ascension Health Alliance Senior Credit Group,
Series 2016A, 4.500%, 11/15/39
5/26 at 100.00 Aa2   10,450,564
1,870 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Beloit Health System, Inc., Series 2016, 4.000%,
7/01/46
7/26 at 100.00 A   1,812,273
4,220 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Children's Hospital of Wisconsin, Inc., Series 2017,
4.000%, 8/15/42
8/27 at 100.00 Aa3   4,252,325
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic, Series
2016A:
12,440 5.000%, 2/15/42 2/26 at 100.00 A-   12,655,337
6,000 5.000%, 2/15/46 2/26 at 100.00 A-   6,074,220
1,525 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021,
4.000%, 1/01/57
1/27 at 103.00 N/R   1,100,455
10,235 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2022A, 5.000%, 4/01/52
4/32 at 100.00 N/R   11,093,921
11,270 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2019, 4.000%, 12/15/49
12/29 at 100.00 A1   10,832,499
97,667 Total Wisconsin 93,442,018
$ 5,319,071 Total Municipal Bonds (cost $4,970,648,388) 5,069,734,108
Shares Description (1) Value
X 438,412 INVESTMENT COMPANIES - 0.0% (0.0% of Total Investments)
X 438,412
8,812 BlackRock MuniHoldings Fund Inc $ 109,269
32,524 Invesco Quality Municipal Income Trust 329,143
Total Investment Companies (cost $530,611) 438,412

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NAD
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1) Coupon (9)
Reference
Rate (9) Spread (9) Maturity (10) Ratings (3) Value
X 81,853 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) (9)
X 81,853
Hotels, Restaurants & Leisure - 0.0% (0.0% of Total Investments)
$ 82 Lombard Starwood Westin
Hotel Corporate Bond , (cash
7.500%, PIK 7.500%) (11)
7.500% N/A N/A 12/31/23 N/R $ 81,853
82 Total Hotels, Restaurants & Leisure 81,853
$ 82 Total Variable Rate Senior Loan Interests (cost $81,853) 81,853
Total Long-Term Investments (cost $4,971,260,852) 5,070,254,373
Floating Rate Obligations - (2.9)% (90,020,000)
Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs - (23.3)%(12) (727,227,755)
MuniFund Preferred Shares, net of deferred offering costs - (21.7)%(13) (678,486,712)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (16.1)%(14) (503,413,464)
Other Assets & Liabilities, Net -  1.8% 53,861,393
Net Assets Applicable to Common Shares - 100% $ 3,124,967,835
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 5,069,572,359 $ 161,749 $ 5,069,734,108
Investment Companies 438,412 – – 438,412
Variable Rate Senior Loan Interests – 81,853 – 81,853
Total
$ 438,412 $ 5,069,654,212 $ 161,749 $ 5,070,254,373
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(9) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(10) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(11) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(12) Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 14.3%
(13) MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 13.4%.
(14) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 9.9%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.